--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       TAX-MANAGED U.S. MARKETWIDE VALUE
                                  PORTFOLIO II

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2002
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...............................         1
    Statement of Operations...........................................         2
    Statements of Changes in Net Assets...............................         3
    Financial Highlights..............................................         4
    Notes to Financial Statements.....................................         5

THE DFA INVESTMENT TRUST COMPANY -- THE TAX MANAGED U.S. MARKETWIDE
 VALUE SERIES
    Schedule of Investments...........................................         7
    Statement of Assets and Liabilities...............................        20
    Statement of Operations...........................................        21
    Statements of Changes in Net Assets...............................        22
    Financial Highlights..............................................        23
    Notes to Financial Statements.....................................        24

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The Tax-Managed U.S. Marketwide Value
  Series of The DFA Investment Trust Company (Cost
  $163,959)++ at Value......................................  $   172,714
Receivable for Investment Securities Sold...................          137
Prepaid Expenses and Other Assets...........................            8
                                                              -----------
    Total Assets............................................      172,859
                                                              -----------

LIABILITIES:
Payable for Investment Securities Purchased.................          137
Accrued Expenses and Other Liabilities......................           26
                                                              -----------
    Total Liabilities.......................................          163
                                                              -----------

NET ASSETS..................................................  $   172,696
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   15,660,900
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     11.03
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   174,589
Accumulated Net Investment Income (Loss)....................          327
Accumulated Net Realized Gain (Loss)........................      (10,975)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................        8,755
                                                              -----------
    Total Net Assets........................................  $   172,696
                                                              ===========

--------------

++ The cost for federal income tax purposes is $164,232.

                See accompanying Notes to Financial Statements.

                         DIMENSIONAL INVESTMENT GROUP INC.

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                              STATEMENT OF OPERATIONS

                       FOR THE SIX MONTHS ENDED MAY 31, 2002
                              (AMOUNTS IN THOUSANDS)
                                    (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................         $   602
  Interest..................................................              23
  Income from Securities Lending............................              13
  Expenses allocated from Master Fund.......................            (193)
                                                                     -------
        Total Investment Income.............................             445
                                                                     -------

EXPENSES
  Accounting & Transfer Agent Fees..........................              14
  Legal Fees................................................               3
  Audit Fees................................................               1
  Filing Fees...............................................               9
  Shareholders' Reports.....................................              10
  Directors' Fees...........................................               1
  Other.....................................................               1
                                                                     -------
        Total Expenses......................................              39
                                                                     -------
  NET INVESTMENT INCOME (LOSS)..............................             406
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....          (6,519)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................             729
                                                                     -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................          (5,790)
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(5,384)
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2002             2001
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................          $    406         $  1,082
  Net Realized Gain (Loss) on Investment Securities Sold....            (6,519)          (1,305)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................               729            4,021
                                                                      --------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            (5,384)           3,798
                                                                      --------         --------

Distributions From:
  Net Investment Income.....................................            (1,099)            (816)
  Net Realized Gains........................................                --               --
                                                                      --------         --------
        Total Distributions.................................            (1,099)            (816)
                                                                      --------         --------
Capital Share Transactions (1):
  Shares Issued.............................................            77,990           87,357
  Shares Issued in Lieu of Cash Distributions...............             1,099              816
  Shares Redeemed...........................................           (16,265)         (29,276)
                                                                      --------         --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            62,824           58,897
                                                                      --------         --------
        Total Increase (Decrease)...........................            56,341           61,879
NET ASSETS
    Beginning of Period.....................................           116,355           54,476
                                                                      --------         --------
    End of Period...........................................          $172,696         $116,355
                                                                      ========         ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             6,838            7,609
    Shares Issued in Lieu of Cash Distributions.............                97               75
    Shares Redeemed.........................................            (1,424)          (2,607)
                                                                      --------         --------
                                                                         5,511            5,077
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR       DEC, 16,
                                        ENDED         ENDED        ENDED       1998 TO
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,
                                        2002          2001         2000         1999
                                     -----------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of         $  11.46      $  10.74     $  10.68     $  10.00
  Period...........................
                                      --------      --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.02          0.10         0.17         0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      (0.35)         0.77         0.12         0.62
                                      --------      --------     --------     --------
  Total from Investment
    Operations.....................      (0.33)         0.87         0.29         0.68
                                      --------      --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.10)        (0.15)       (0.09)          --
  Net Realized Gains...............         --            --        (0.14)          --
                                      --------      --------     --------     --------
Total Distributions................      (0.10)        (0.15)       (0.23)          --
                                      --------      --------     --------     --------
Net Asset Value, End of Period.....   $  11.03      $  11.46     $  10.74     $  10.68
                                      ========      ========     ========     ========
Total Return.......................      (2.92)%#       8.17%        2.83%        6.80%#

Net Assets, End of Period
  (thousands)......................   $172,696      $116,355     $ 54,476     $ 26,414
Ratio of Expenses to Average Net
  Assets (1).......................       0.30%*        0.34%        0.44%        0.96%*
Ratio of Net Investment Income to
  Average Net Assets...............       0.53%*        1.10%        1.78%        0.99%*
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................          8%*          11%          39%          10%*

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2002, the Portfolio owned 20% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The Portfolio's investment reflects its proportionate interest in the net assets of the Series.

    2. FEDERAL INCOME TAXES: It is the intention of the Portfolio to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements. The Series is treated as a partnership for federal tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to the Portfolio.

    3. OTHER: The Portfolio accrues its share of income and expenses daily on its investment in the Series, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains or losses from the security transactions of the Series are allocated pro rata among its investors at the time of such determination. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax difference which arose principally from differing book/tax treatments of net short-term capital gain distributions from the Series. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Portfolio is not charged a fee for these services. The Advisor provides investment advisory services to the Series.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 35,696
Gross Unrealized Depreciation...............................       (27,214)
                                                                  --------
  Net.......................................................      $  8,482
                                                                  ========

    At May 31, 2002, the Portfolio had capital loss carryforwards for federal income tax purposes of approximately $4,302,000 of which $2,938,000 and $1,364,000 will expire on November 30, 2008 and November 30, 2009, respectively.

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings by the Portfolio under the line of credit with the domestic custodian bank during the six months ended May 31, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the six months ended May 31, 2002.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (97.7%)
 *3 Dimensional Pharmaceuticals, Inc...................       5,700    $     31,435
 *3COM Corp............................................     193,900       1,077,114
 *3TEC Energy Corp.....................................       7,200         108,324
 AAR Corp..............................................      24,200         276,848
 *Abgenix, Inc.........................................      47,200         609,116
 *Abiomed, Inc.........................................       5,500          41,965
 *Acceptance Insurance Companies, Inc..................       2,900          13,340
 *Ace Cash Express, Inc................................         400           4,320
 *Aclara Biosciences, Inc..............................       9,400          19,411
 *Acme Communications, Inc.............................       5,300          54,457
 *#ACT Manufacturing, Inc..............................         300              17
 *ACT Teleconferencing, Inc............................       7,100          25,276
 *Active Power, Inc....................................      17,600          77,000
 *ADC Telecommunications, Inc..........................     162,300         543,705
 *ADE Corp.............................................       2,600          31,213
 *#Adelphia Communications Corp. Class A...............     110,700          78,043
 *Adept Technology, Inc................................       3,200           8,608
 *Advanced Digital Information Corp....................       3,000          24,915
 *Advanced Micro Devices, Inc..........................     217,000       2,480,310
 Advanta Corp. Class A.................................      16,900         234,741
 Advanta Corp. Class B Non-Voting......................      21,600         294,840
 *Aehr Test Systems....................................         500           2,887
 *AES Corp.............................................     206,500       1,352,575
 *Aether Systems, Inc..................................      13,900          50,109
 Aetna, Inc............................................      91,900       4,397,415
 *Aetrium, Inc.........................................       2,400           5,076
 *AG Services America, Inc.............................         400           5,150
 *Agco Corp............................................      47,700         989,775
 *Agile Software Corp..................................      17,600         146,960
 *AHL Services, Inc....................................       4,400           8,690
 *Air Methods Corp.....................................       1,900          21,850
 Airborne, Inc.........................................      16,000         361,120
 *Airgas, Inc..........................................      63,800       1,039,940
 *AirGate PCS, Inc.....................................      10,800         124,308
 *Airnet Systems, Inc..................................       4,000          33,600
 *#Airspan Networks, Inc...............................      10,600          11,395
 *AK Steel Holding Corp................................      96,860       1,353,134
 *Akamai Technologies, Inc.............................      26,400          53,064
 Alamo Group, Inc......................................       3,800          63,840
 *Alamosa Holdings, Inc................................      27,300         118,209
 *Alaska Air Group, Inc................................      25,800         718,530
 Albany International Corp. Class A....................      17,000         442,850
 Albemarle Corp........................................       3,900         124,332
 Alcoa, Inc............................................      20,352         711,913
 Alexander & Baldwin, Inc..............................      27,600         759,414
 *Alexion Pharmaceuticals, Inc.........................       8,200         129,109
 Alfa Corp.............................................       1,800          49,419
 *All American Semiconductor, Inc......................       1,300           4,504
 *Allegheny Corp.......................................       2,178         404,781
 *#Allegiance Telecom, Inc.............................      52,700          60,868
 *Allen Telecom, Inc...................................      17,200          90,300
 *Alliance Semiconductor Corp..........................      42,200         372,626
 Alliant Energy Corp...................................       1,500          41,280
 *Allied Healthcare Products, Inc......................         400           1,998
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Allied Holdings, Inc................................       1,100    $      5,775
 Allmerica Financial Corp..............................      41,700       2,024,535
 *Allou Health & Beauty Care, Inc. Class A.............       1,000           7,940
 *Allsctipts Healthcare Solutions, Inc.................      13,900          61,924
 Allstate Corp.........................................     213,700       8,223,176
 *Alltrista Corp.......................................         500          18,570
 *Alpha Industries, Inc................................      15,400         157,542
 *Alpha Technologies Group, Inc........................       1,300           3,217
 Alpharma, Inc. Class A................................      16,600         342,790
 *Ambassadors Group, Inc...............................         700          10,815
 *Ambassadors, Inc.....................................       4,000          36,860
 *AMC Entertainment, Inc...............................       8,700         126,933
 Amerada Hess Corp.....................................      25,900       2,130,275
 *Amerco, Inc..........................................      19,600         315,364
 *America Services Group, Inc..........................         400           4,196
 *America West Holdings Corp. Class B..................      16,700          50,935
 *American Dental Partners, Inc........................         500           4,552
 American Financial Group, Inc.........................      35,700         954,618
 #American Greetings Corp. Class A.....................      32,500         671,775
 *American Medical Security Group, Inc.................       7,200         137,520
 American National Insurance Co........................      23,800       2,390,234
 *American Pacific Corp................................         500           5,265
 *American Physicians Capital, Inc.....................       4,000          66,760
 *American Power Conversion Corp.......................       3,000          41,985
 *American Retirement Corp.............................      11,000          33,440
 *American Software, Inc. Class A......................       4,500          15,682
 *American Superconductor Corp.........................       7,800          55,809
 *American Technical Ceramics Corp.....................       1,500           9,900
 *American Tower Corp..................................      95,500         362,900
 *American West Bancorporation.........................         550           7,018
 *Americredit Corp.....................................      40,900       1,435,590
 *#Ameripath, Inc......................................       9,700         286,586
 #AmerisourceBergen Corp...............................      24,272       1,871,128
 #AmerUs Group Co......................................      10,000         354,500
 *Amkor Technology, Inc................................       3,000          44,610
 *#AMR Corp............................................     135,600       2,840,820
 *Amrep Corp...........................................         500           3,950
 AmSouth Bancorporation................................       2,500          55,500
 *Amtran, Inc..........................................       3,400          37,995
 Anadarko Petroleum Corp...............................     156,634       7,949,175
 *Anadigics, Inc.......................................      12,700         136,842
 Analysts International Corp...........................       9,700          47,190
 *Anaren Microwave, Inc................................       8,200         106,641
 *#Ann Taylor Stores Corp..............................      26,250         747,600
 *AnswerThink Consulting Group, Inc....................      16,300          85,167
 *AOL Time Warner, Inc.................................   1,258,600      23,535,820
 *#APA Optics, Inc.....................................       5,200          11,440
 Apache Corp...........................................      84,260       4,691,597
 *Apple Computer, Inc..................................      51,000       1,188,045
 *Applica, Inc.........................................       9,800          99,568
 *Applied Extrusion Technologies, Inc..................       2,900          18,850
 *Applied Films Corp...................................       4,600          74,750
 Applied Industrial Technologies, Inc..................       5,600         110,600
 *Applied Innovation, Inc..............................       4,000          17,320

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Applied Micro Circuits Corp..........................     208,400    $  1,282,702
 *Applied Signal Technologies, Inc.....................       2,400          28,212
 *Apropos Technology, Inc..............................       3,800           8,645
 *Aradigm Corp.........................................       7,700          30,299
 *Arch Capital Group, Ltd..............................       9,000         266,805
 Arch Chemicals, Inc...................................      20,300         471,975
 #Arch Coal, Inc.......................................      18,995         446,382
 Archer-Daniels Midland Co.............................     425,565       6,191,971
 *Arena Pharmaceuticals, Inc...........................      12,400          93,930
 Argonaut Group, Inc...................................      19,800         423,621
 *Argonaut Technologoes, Inc...........................       4,800           6,528
 *#Ariba, Inc..........................................     176,500         521,557
 *Arkansas Best Corp...................................      11,000         270,875
 *Arqule, Inc..........................................       7,800          67,275
 *Arris Group, Inc.....................................      28,300         183,808
 *Arrow Electronics, Inc...............................      57,200       1,431,144
 *Art Technology Group, Inc............................      12,500          16,562
 *Artesyn Technologies, Inc............................      14,000         105,980
 Arvinmeritor, Inc.....................................       7,100         189,570
 *Ascential Software Corp..............................     162,100         495,215
 Ashland, Inc..........................................      33,300       1,265,067
 *Ashworth, Inc........................................       4,000          35,980
 *Aspect Communications Corp...........................      21,500         102,017
 *Astec Industries, Inc................................      10,800         182,628
 Astoria Financial Corp................................       5,400         188,298
 *Asyst Technologies, Inc..............................      12,900         219,429
 AT&T Corp.............................................   1,172,000      14,028,840
 *AT&T Wireless Services, Inc..........................   2,215,966      17,971,484
 Atlanta Sosnoff Capital Corp..........................         600           6,975
 *Atlas Air, Inc.......................................      17,500         150,150
 *#Atmel Corp..........................................      68,000         559,300
 *ATP Oil & Gas Corp...................................       6,900          25,668
 *Atrion Corp..........................................         200           6,264
 *ATS Medical, Inc.....................................       5,800           9,599
 *Audiovox Corp. Class A...............................      23,400         183,105
 *Ault, Inc............................................         300           1,464
 *Aurora Foods, Inc....................................      42,500          85,425
 *#autobytel.com, Inc..................................       8,100          29,241
 *AutoNation, Inc......................................     324,600       5,592,858
 *Avanex Corp..........................................      29,900          76,992
 *Avatar Holdings, Inc.................................       1,700          44,370
 *Avenue A, Inc........................................      13,000          38,935
 *Aviall, Inc..........................................       5,600          53,592
 *Avici System, Inc....................................       8,400          14,532
 *Avid Technology, Inc.................................       7,700          70,262
 *Avigen, Inc..........................................       9,000          78,165
 Avnet, Inc............................................      13,779         318,708
 *Avocent Corp.........................................      20,400         463,284
 AVX Corp..............................................       1,000          21,450
 *Aware, Inc...........................................      14,300          52,981
 *Axeda Systems, Inc...................................       5,800          13,833
 *Axsys Technologies, Inc..............................         300           2,439
 *AXT, Inc.............................................       9,400          92,261
 *Aztar Corp...........................................      31,900         659,692
 Baldwin & Lyons, Inc. Class B.........................       1,200          27,714
 *#Bally Total Fitness Holding Corp....................      13,400         276,710
 *Bancinsurance Corp...................................       1,800           9,396
 Bandag, Inc...........................................       4,500         144,000
 Bandag, Inc. Class A..................................       3,800         106,780
 Bank of America Corp..................................      14,000       1,061,340
 Bank of Hawaii Corp...................................      64,600       1,870,170
 Bank One Corp.........................................      11,400         463,182
                                                            SHARES           VALUE+
                                                            ------           ------
 *Bank United Financial Corp. Class A..................      12,800    $    228,160
 Banknorth Group, Inc..................................       3,000          80,670
 Banner Corp...........................................       1,000          21,895
 Banta Corp............................................      13,000         445,900
 *Barry (R.G.) Corp....................................       1,100           6,325
 *Bay View Capital Corp................................      29,500         200,305
 *Baycorp Holdings, Ltd................................         600           7,230
 *Be Aerospace, Inc....................................      15,800         205,479
 Bear Stearns Companies, Inc...........................      49,622       2,979,801
 *Beazer Homes USA, Inc................................       3,676         287,537
 *Bell Industries, Inc.................................       2,700           5,211
 *Bell Microproducts, Inc..............................       4,400          45,452
 Belo Corp. Class A....................................      69,100       1,655,636
 *Benchmark Electronics, Inc...........................       8,400         252,000
 Berkley (W.R.) Corp...................................      10,500         619,185
 *Beta Oil & Gas, Inc..................................         600           1,758
 *Bethlehem Steel Corp.................................      11,900           4,760
 *Beverly Enterprises..................................      87,100         680,251
 Big Lots, Inc.........................................      84,200       1,507,180
 *Biocryst Pharmaceuticals, Inc........................       4,800          14,592
 *Bio-Logic Systems Corp...............................         300           1,365
 *Bio-Rad Laboratories, Inc. Class A...................       4,000         177,040
 *Biosource International, Inc.........................       2,600          15,925
 *Blonder Tongue Laboratories, Inc.....................         500           1,455
 *#Blue Rhino Corp.....................................       1,900          23,332
 *Bluegreen Corp.......................................       5,100          19,737
 BMC Industries, Inc...................................       3,900           4,875
 Bob Evans Farms, Inc..................................      19,600         600,054
 *Boca Resorts, Inc....................................      32,700         422,484
 *#Bogen Communications International, Inc.............         700           2,194
 Boise Cascade Corp....................................      51,600       1,835,928
 *Bombay Co., Inc......................................       9,900          49,401
 *Bon-Ton Stores, Inc..................................         900           3,780
 *Books-a-Million, Inc.................................       5,000          19,850
 *Borders Group, Inc...................................       2,000          41,680
 Borg-Warner, Inc......................................      23,100       1,487,640
 *Borland Software Corp................................       9,700          93,217
 *Boron, Lepore and Associates, Inc....................       3,000          47,805
 *Boston Biomedical, Inc...............................         400           1,880
 *Boston Communications Group, Inc.....................       5,300          46,640
 *Bottomline Technologies, Inc.........................       4,000          29,620
 Bowater, Inc..........................................      21,800       1,141,884
 Bowne & Co., Inc......................................      29,300         423,385
 *Boyd Gaming Corp.....................................      42,300         618,003
 *Brass Eagle, Inc.....................................         500           3,025
 *Braun Consulting, Inc................................      10,100          50,651
 *Brigham Exploration Co...............................       1,100           5,582
 *Broadwing, Inc.......................................     122,100         466,422
 Brookline Bancorp, Inc................................      11,500         289,857
 *Brooks-PRI Automation Inc............................      12,100         364,875
 *Brookstone, Inc......................................       1,500          25,440
 *Brooktrout, Inc......................................       3,300          17,803
 *Brown (Tom), Inc.....................................      17,900         487,954
 Brown Shoe Company, Inc...............................       8,900         213,600
 Brunswick Corp........................................      51,400       1,367,240
 Brush Engineered Materials, Inc.......................       6,100          79,605
 *BSQUARE Corp.........................................       6,900          16,111
 *BTU International, Inc...............................       1,000           4,645
 *Buca, Inc............................................       6,300         112,045
 *Buckeye Technology, Inc..............................      18,600         193,254
 *Building Materials Holding Corp......................       7,000         107,065

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Burlington Coat Factory Warehouse Corp................      21,100    $    483,190
 Burlington Northern Santa Fe Corp.....................     311,900       8,826,770
 *Butler International, Inc............................         700           1,666
 *BWAY Corp............................................         600           9,360
 *Cable Design Techologies Corp........................      20,700         240,120
 Cabot Corp............................................         500          12,315
 Cabot Oil & Gas Corp. Class A.........................       5,700         130,815
 *Cache, Inc...........................................         700          11,886
 Calgon Carbon Corp....................................      27,600         233,220
 *California Coastal Communities, Inc..................         700           3,402
 *Caliper Technologies Corp............................      13,900         101,817
 *Callon Petroleum Corp................................       6,000          30,300
 *Canaan Energy Corp...................................         400           7,170
 *Candela Laser Corp...................................       2,700          15,754
 *Capital Pacific Holdings, Inc........................       1,100           4,675
 *Capital Senior Living Corp...........................       3,900          13,221
 *Capital Trust, Inc...................................       1,400           6,930
 *Capstone Turbine Corp................................      32,000          77,760
 *Captaris, Inc........................................       9,600          27,792
 Caraustar Industries, Inc.............................      23,600         306,682
 Carpenter Technology Corp.............................      11,800         345,150
 *Carreker Corp........................................       5,800          56,608
 *Carriage Services, Inc. Class A......................       4,100          17,753
 *Carrier Access Corp..................................       7,500          20,062
 *#Carrizo Oil & Gas, Inc..............................       1,700           8,032
 *Cascade Corp.........................................       3,000          42,000
 *Casella Waste Systems, Inc. Class A..................       9,500         109,677
 Casey's General Stores, Inc...........................      23,600         281,430
 Cash America International, Inc.......................       6,700          55,945
 Castle (A.M.) & Co....................................      10,200         106,794
 *Catalytica Energy Systems, Inc.......................       5,900          22,331
 Caterpillar, Inc......................................       1,600          83,632
 Cato Corp. Class A....................................         400          10,846
 *Cavalier Homes, Inc..................................       5,800          19,952
 CBRL Group, Inc.......................................      60,100       1,998,926
 *C-COR.Net Corp.......................................      10,500          91,927
 *CDI Corp.............................................       8,600         240,628
 *Celadon Group, Inc...................................       2,000          22,490
 *Celeritek, Inc.......................................       6,700          56,213
 *Cell Genesys, Inc....................................      15,500         216,225
 *Cendant Corp.........................................      78,679       1,438,252
 Centex Construction Products, Inc.....................       6,500         271,505
 Centex Corp...........................................      60,500       3,251,875
 *Central Garden & Pet Co..............................       7,100         104,228
 Central Parking Corp..................................      13,300         327,180
 *Century Business Services, Inc.......................      42,800         147,874
 CenturyTel, Inc.......................................       3,100          96,100
 *Ceres Group, Inc.....................................       8,900          38,492
 *#CGI Group, Inc......................................       3,332          17,926
 *Chalone Wine Group, Ltd..............................         700           6,419
 *Champion Enterprises, Inc............................      38,800         311,176
 *Channell Commercial Corp.............................         700           4,585
 *Charles and Colvard, Ltd.............................       1,000           4,570
 *Charming Shoppes, Inc................................      50,800         393,954
 *Chart Industries, Inc................................       6,100          16,226
 *Charter Communications, Inc..........................     388,400       2,705,206
 *Chase Industries, Inc................................         700           8,890
 *Checkers Drive-In Restaurant, Inc....................       3,100          37,959
 *#CheckFree Corp......................................      48,700       1,033,170
 *Checkpoint System, Inc...............................      24,200         317,988
 Chemed Corp...........................................       1,200          44,040
                                                            SHARES           VALUE+
                                                            ------           ------
 Chemfirst, Inc........................................       6,300    $    175,770
 Chesapeake Corp.......................................       7,300         203,086
 *#Chesapeake Energy Corp..............................       3,000          22,560
 *Chiles Offshore, Inc.................................       9,500         256,025
 *Chromcraft Revington, Inc............................         700          10,829
 *Chronimed, Inc.......................................       3,100          17,887
 Chubb Corp............................................       2,000         150,320
 *Ciber, Inc...........................................      12,600          96,894
 *CIENA Corp...........................................     189,000       1,070,685
 Cincinnati Financial Corp.............................     136,900       6,209,099
 *Ciphergen Biosystems, Inc............................       6,400          30,432
 *Ciprico, Inc.........................................         400           2,128
 CIRCOR International, Inc.............................       1,150          25,311
 *#Circuit City Stores, Inc. (Carmax Group)............       5,700         150,879
 Circuit City Stores, Inc. (Circuit City Group)........      82,600       1,892,366
 Citizens Banking Corp.................................       1,000          32,885
 *Citizens Communications Co...........................      55,000         517,000
 *City Holding Co......................................       6,500         120,607
 City National Corp....................................         115           6,240
 *CKE Restaurants, Inc.................................      18,400         184,000
 *Clare, Inc...........................................       5,300          21,226
 *Clarus Corp..........................................       4,700          28,176
 *Clean Harbors, Inc...................................       3,200          25,024
 *Clear Channel Communications, Inc....................     397,300      21,148,279
 Cleveland Cliffs, Inc.................................       6,200         177,258
 *CNA Financial Corp...................................     158,700       4,221,420
 CNA Surety Corp.......................................       1,000          15,120
 *CNET Networks, Inc...................................     103,600         321,678
 Coachmen Industries, Inc..............................       6,400         110,080
 *Cobra Electronic Corp................................       1,200          10,098
 Coca-Cola Enterprises, Inc............................     356,500       7,753,875
 *Coherent, Inc........................................      13,100         394,179
 *Cohesion Technologies, Inc...........................      11,000          25,905
 *Coldwater Creek, Inc.................................         400           7,844
 *Colorado Medtech, Inc................................       6,100          19,489
 *Columbia Banking System, Inc.........................       7,260          83,308
 Columbus McKinnon Corp................................      11,300         110,683
 *Comarco, Inc.........................................         900           6,997
 *#Comcast Corp. Class A...............................      15,500         458,877
 *#Comcast Corp. Class A Special.......................     550,400      15,496,512
 *Comfort Systems USA, Inc.............................      13,700          64,390
 Commerce Bancshares, Inc..............................       1,470          66,466
 Commerce Group, Inc...................................       8,000         314,720
 Commercial Federal Corp...............................      33,800         973,440
 Commercial Metals Co..................................       9,300         426,870
 *Community West Bancshares............................         400           1,980
 Compass Bancshares, Inc...............................       2,700          93,973
 *Compucom Systems, Inc................................      14,500          57,710
 *CompuCredit Corp.....................................      22,300         154,985
 Computer Associates International, Inc................      78,500       1,362,760
 *Computer Horizons Corp...............................       9,600          41,712
 *Computer Network Technology Corp.....................      12,600         106,029
 *Computer Task Group, Inc.............................       5,600          25,760
 *Comshare, Inc........................................       2,100           5,502
 *Comstock Resources, Inc..............................      11,200          92,512
 *Comtech Telecommunications Corp......................       1,800          17,775
 *Comverse Tecnology, Inc..............................     237,100       2,810,820
 *Concerto Software, Inc...............................       2,700          21,748
 *Concord Camera Corp..................................      11,500          79,580

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cone Mills Corp......................................       5,900    $     20,650
 *Conmed Corp..........................................      14,250         339,791
 *#Conseco, Inc........................................     273,700         763,623
 *Consolidated Freightways Corp........................       5,800          18,357
 *Consolidated Graphics, Inc...........................       5,700         114,570
 *Continental Airlines, Inc............................      34,800         774,996
 *Continental Materials Corp...........................         100           2,710
 *Convera Corp.........................................       8,800          33,484
 *Cooper Industries, Ltd...............................       2,000          86,740
 Cooper Tire & Rubber Co...............................      43,900       1,002,676
 *CoorsTek, Inc........................................       9,050         304,668
 *Corixa Corp..........................................      18,500         121,637
 Corn Products International, Inc......................      31,700       1,074,630
 *Cornell Companies, Inc...............................       3,300          36,300
 *Corning, Inc.........................................     581,000       2,788,800
 *Correctional Services Corp...........................         700           1,575
 *Corrections Corporation of America...................      11,900         193,018
 *Corrpro Companies, Inc...............................         600             720
 Corus Bankshares, Inc.................................       6,700         333,459
 *Corvas International, Inc............................       7,800          19,929
 Countrywide Credit Industries, Inc....................      80,600       3,974,386
 *Covenant Transport, Inc. Class A.....................      15,100         239,033
 *Coventry Health Care, Inc............................      22,200         689,310
 *Cox Communications, Inc..............................     348,600      11,726,904
 *Cox Radio, Inc.......................................      15,000         410,250
 *Credence Systems Corp................................      38,600         731,663
 *Credit Acceptance Corp...............................      35,400         480,555
 *#Cree Research, Inc..................................      29,900         344,298
 *Crestline Capital Corp...............................      14,600         495,670
 Crompton Corp.........................................      17,400         196,968
 *Cross (A.T.) Co. Class A.............................       1,100           8,250
 *Crossroads Systems, Inc..............................      13,400          21,239
 *Crown Castle International Corp......................     120,500         542,250
 *#Crown Cork & Seal Co., Inc..........................      68,600         569,380
 *CSS Industries, Inc..................................       1,700          62,594
 CSX Corp..............................................     191,300       6,580,720
 Cubic Corp............................................      31,500         850,815
 *Culp, Inc............................................       2,500          31,850
 #Cummins Engine Co., Inc..............................      51,900       1,910,439
 *Cumulus Media, Inc. Class A..........................      15,600         335,790
 *CuraGen Corp.........................................      19,900         159,498
 *Curative Health Services, Inc........................       2,500          34,825
 *Curis, Inc...........................................       9,500          12,302
 *Curon Medical, Inc...................................       5,100          18,003
 Curtiss-Wright Corp-Cl B W/I..........................         636          45,086
 *Cutter & Buck, Inc...................................       2,500          17,512
 *Cyberoptics Corp.....................................         700           7,980
 *Cybersource Corp.....................................       6,500          15,112
 *Cysive, Inc..........................................       7,900          18,841
 *Cytec Industries, Inc................................      12,500         387,375
 *Daisytek International Corp..........................       7,100         100,926
 Dana Corp.............................................      78,300       1,669,356
 *Danielson Holding Corp...............................       2,800          17,640
 *Dataram Corp.........................................       1,600           9,296
 *Datastream Systems, Inc..............................       3,900          25,525
 *Datum, Inc...........................................       1,500          19,447
 *Dave and Busters, Inc................................       3,900          47,307
 *DaVita, Inc..........................................      50,000       1,170,000
 *Dawson Geophysical Co................................         400           3,040
 *DDi Corp.............................................      12,200          33,977
 *Deckers Outdoor Corp.................................       1,900           8,749
 Deere & Co............................................       2,500         117,500
                                                            SHARES           VALUE+
                                                            ------           ------
 *Delphax Technologies, Inc............................         400    $      1,612
 Delphi Automotive Systems Corp........................       3,700          58,275
 Delphi Financial Group, Inc. Class A..................       4,200         176,400
 Delta Air Lines, Inc..................................     100,900       2,648,625
 *Denbury Resources, Inc...............................      24,100         223,648
 *Dendreon Corp........................................       6,400          18,944
 *Department 56, Inc...................................       5,400          97,200
 *Designs, Inc.........................................       2,900          20,561
 *Devcon International Corp............................         300           2,050
 Devon Energy Corp.....................................      81,900       4,279,275
 *DiamondCluster International, Inc....................       9,300          74,307
 Diebold, Inc..........................................         200           7,906
 *Diedrich Coffee, Inc.................................         400           1,356
 *Digi International, Inc..............................       4,300          19,479
 *DigitalThink Inc.....................................       3,800           5,928
 Dillards, Inc. Class A................................      73,900       2,219,217
 Dime Community Bancorp, Inc...........................      13,275         320,259
 Dimon, Inc............................................      55,600         395,872
 *Diodes, Inc..........................................       2,000          17,110
 *Discovery Partners International.....................       7,800          46,449
 Disney (Walt) Co......................................     181,200       4,151,292
 *Ditech Communications Corp...........................      17,000          50,915
 *Dixie Group, Inc.....................................         800           5,372
 *Dobson Communications Corp...........................       2,700           6,439
 *Dollar Thrifty Automotive Group, Inc.................      21,700         504,308
 *Dominion Homes, Inc..................................         700          16,205
 Dominion Resources, Inc...............................       2,613         169,270
 *DoubleClick, Inc.....................................      60,100         495,524
 Dover Motorsports, Inc................................       5,100          30,549
 Downey Financial Corp.................................      11,700         637,533
 *Dress Barn, Inc......................................       7,400         234,765
 *Drew Industries, Inc.................................         700          10,850
 *Drugstore.com, Inc...................................      26,300          70,878
 *DT Industries, Inc...................................         700           3,125
 *Ducommun, Inc........................................         700          13,300
 *DuPont Photomasks, Inc...............................       8,000         278,200
 *Dura Automotive Systems, Inc.........................       5,500         122,402
 *DUSA Pharmaceuticals, Inc............................      15,100          34,050
 *DVI, Inc.............................................      11,200         218,848
 *Dwyer Group, Inc.....................................         500           2,085
 *Dyax Corp............................................      22,300          90,649
 *Dycom Industries, Inc................................      21,399         282,467
 *Dynamex, Inc.........................................         700           1,435
 Dynegy, Inc...........................................      26,100         232,029
 *E Trade Group, Inc...................................     203,000       1,258,600
 *E.piphany, Inc.......................................      32,500         135,525
 *Eagle Bancshares, Inc................................         400          10,346
 *EarthLink, Inc.......................................      60,600         399,051
 Eastman Chemical Co...................................      19,400         897,250
 Eaton Corp............................................       1,600         129,312
 *Ecometry Corp........................................       5,400          14,985
 *#Eden Bioscience Corp................................       7,800          15,756
 *#EDGAR Online, Inc...................................         600           1,734
 *Edge Petroleum Corp..................................       2,800          16,534
 *Edgewater Technology, Inc............................       7,700          31,146
 *EGL, Inc.............................................      12,800         211,392
 *Elder-Beerman Stores Corp............................       1,200           3,690
 *Electro Rent Corp....................................      11,400         145,521
 *#Electroglas, Inc....................................         600           8,460
 *Electronics for Imaging, Inc.........................      24,000         392,280
 *eLoyalty Corp........................................       1,200           6,984
 *EMCORE Corp..........................................       6,600          47,454

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Emisphere Technologies, Inc..........................       4,500    $     22,455
 *Emmis Broadcasting Corp. Class A.....................      18,800         556,386
 Empire District Electric Co...........................       1,200          24,000
 *EMS Technologies, Inc................................       3,400          76,041
 *Encompass Services Corp..............................      47,200          43,424
 Energen Corp..........................................      11,300         307,586
 *Energy Partners, Ltd.................................      11,500          85,790
 *Enesco Group, Inc....................................       3,600          25,344
 *Enserch Corp.........................................      28,900          59,245
 *Enterrasys Networks, Inc.............................      12,800          21,888
 *Entravision Communications Corp......................      36,600         573,888
 *Entrust Technologies, Inc............................       1,900           7,609
 EOG Resources, Inc....................................      16,800         688,800
 *ePlus, Inc...........................................       2,400          21,816
 *ePresence, Inc.......................................       6,400          27,456
 *Equity Oil Co........................................         900           2,016
 *Esco Technologies, Inc...............................       5,700         202,407
 *Esterline Technologies Corp..........................       8,200         170,150
 *Evans & Sutherland Computer Corp.....................         700           6,286
 *Evergreen Solar, Inc.................................       2,800           6,762
 *Exar Corp............................................      15,400         332,871
 *EXCO Resources, Inc..................................         500           8,547
 *Exponent, Inc........................................         500           6,395
 *#Extended Stay America, Inc..........................      52,900         846,929
 *Fairchild Corp. Class A..............................       7,200          27,792
 Farmer Brothers Co....................................         500         172,500
 *Faro Technologies, Inc...............................       1,400           3,080
 *fashionmall.com, Inc.................................         500           1,622
 FBL Financial Group, Inc. Class A.....................      18,200         359,996
 Fedders Corp..........................................       3,600          10,260
 *Federated Department Stores, Inc.....................     171,600       7,105,956
 *FedEx Corp...........................................       4,782         257,989
 *Fibermark, Inc.......................................         500           4,065
 Fidelity National Financial, Inc......................      22,143         677,797
 *#Finisar Corp........................................      98,800         257,374
 *Finish Line, Inc. Class A............................      11,700         181,993
 #First American Financial Corp........................      28,900         641,580
 *First Cash, Inc......................................       1,800          18,702
 First Charter Corp....................................       7,900         144,175
 First Citizens Bancshares, Inc........................       3,900         437,443
 First Indiana Corp....................................       4,375          86,712
 *First Mariner Bank Corp..............................         300           3,525
 First Niagara Financial Group, Inc....................      11,000         279,455
 *First Republic Bank..................................       5,200         170,768
 First Sentinel Bancorp, Inc...........................       9,600         133,152
 First Source Corp.....................................       3,500          80,972
 First Virginia Banks, Inc.............................         100           5,688
 *FirstFed Financial Corp..............................       7,800         230,100
 *Flander Corp.........................................       1,900           3,553
 #Fleetwood Enterprises, Inc...........................      29,500         306,505
 #Fleming Companies, Inc...............................      31,300         692,982
 *Florida Banks, Inc...................................         400           3,590
 Florida East Coast Industries, Inc....................       4,000         100,000
 *Flowers Foods, Inc...................................      13,700         350,857
 *FMC Corp.............................................      13,200         468,600
 *FMC Technologies, Inc................................       1,719          38,592
 *#Focal Communications Corp...........................       1,100           3,954
 *Foodarama Supermarkets, Inc..........................         100           4,422
 *Foot Locker, Inc.....................................      32,000         489,600
 *Footstar, Inc........................................       9,000         213,750
 Ford Motor Co.........................................      17,000         300,050
 *Forest Oil Corp......................................      49,750       1,455,685
                                                            SHARES           VALUE+
                                                            ------           ------
 Fortune Brands, Inc...................................       2,000    $    107,300
 *Foster (L.B.) Co. Class A............................         700           3,895
 *#Foster Wheeler, Ltd.................................      42,400          71,232
 *Fotoball USA, Inc....................................         300           1,545
 *#FPIC Insurance Group, Inc...........................       2,900          45,051
 *Franklin Covey Co....................................       5,300          16,112
 Fremont General Corp..................................      32,300         143,412
 *Fresh Choice, Inc....................................         400             960
 *#Friede Goldman Halter, Inc..........................       5,300             453
 *Friedman Billings Ramsey Group, Inc. Class A.........       5,500          53,350
 Friedmans, Inc. Class A...............................       2,300          27,036
 *Frozen Food Express Industries, Inc..................       4,300          12,018
 *FSI International, Inc...............................      11,700         113,665
 *Gadzooks, Inc........................................       2,100          26,827
 *GameTech International, Inc..........................         800           3,976
 *Garden Fresh Restaurant Corp.........................       1,400          18,305
 *Gart Sports Co.......................................       2,100          65,635
 *Gateway, Inc.........................................     176,900         948,184
 *Gaylord Entertainment Co.............................      29,700         768,636
 *Gehl Co..............................................         400           5,830
 *Genaissance Pharmaceuticals, Inc.....................       7,400          10,323
 Gencorp, Inc..........................................      10,100         147,460
 *General Binding Corp.................................       2,600          51,532
 General Cable Corp....................................       7,000          75,250
 *General Communications, Inc. Class A.................      16,200         145,881
 General Motors Corp...................................      21,400       1,330,010
 *General Motors Corp. Class H.........................     250,300       3,649,374
 *Genesee Corp. Class B................................         100           1,590
 *Genlyte Group, Inc...................................       6,100         257,694
 *Genome Therapeutics Corp.............................       5,100          16,116
 *Gentiva Health Services, Inc.........................       2,800          71,554
 Genuine Parts Co......................................       3,800         138,890
 *Genzyme Transgenics Corp.............................       9,100          15,970
 *Gerber Childrenswear, Inc............................         600           4,104
 *Gerber Scientific, Inc...............................      19,800          79,200
 *Getty Images, Inc....................................      17,800         598,347
 *Giant Industries, Inc................................         600           4,920
 Gibraltar Steel Corp..................................       5,000         117,725
 *G-III Apparel Group, Ltd.............................         500           4,075
 *Gilman & Ciocia, Inc.................................         600             759
 Glatfelter (P.H.) Co..................................      36,300         684,618
 *Glenayre Technologies, Inc...........................      58,400          82,344
 *Global Payment Technologies, Inc.....................         400           2,502
 *Globecomm Systems, Inc...............................       2,600          12,987
 *GlobespanVirata, Inc.................................      64,400         300,426
 *#GoAmerica, Inc......................................      22,000          12,320
 Gold Banc Corp........................................       4,700          50,642
 Golden State Bancorp, Inc.............................      54,100       2,067,161
 *Golden State Vintners, Inc...........................         400           1,610
 *Good Guys, Inc.......................................      17,100          66,604
 Goodyear Tire & Rubber Co.............................      57,700       1,264,784
 *Goodys Family Clothing, Inc..........................      11,800         120,301
 *Gottschalks, Inc.....................................       2,400           8,160
 *GP Strategies Corp...................................       3,300          16,533
 *Graham Corp..........................................         100           1,035
 Granite Construction, Inc.............................       3,000          69,330
 *Graphic Packaging International Corp.................      11,800          84,960
 *Great Atlantic & Pacific Tea Co., Inc................      17,600         406,032
 Greenpoint Financial Corp.............................      39,300       2,010,588
 *Grey Wolf, Inc.......................................      15,200          68,400

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Griffin Land & Nurseries, Inc. Class A...............         400    $      6,736
 *Griffon Corp.........................................      27,170         470,041
 *Group 1 Automotive, Inc..............................      18,700         799,425
 *Group 1 Software, Inc................................         400           5,674
 *GTSI Corp............................................       1,600          13,920
 *Guilford Pharmaceuticals, Inc........................      12,500          82,562
 *Gulf Island Fabrication, Inc.........................       2,900          44,181
 *H Power Corp.........................................       7,300           9,891
 *Hain Celestial Group, Inc............................      15,100         260,248
 *Hall Kinion Associates, Inc..........................       3,900          46,078
 *Ha-Lo Industries, Inc................................      19,500             292
 *Hamilton Bancorp, Inc................................       2,400              72
 Hancock Holding Co....................................       1,500          89,025
 *Handleman Co.........................................      25,400         304,800
 *Hanger Orthopedic Group, Inc.........................       7,900         117,710
 *#Hanover Compressor Co...............................      43,300         566,364
 Harbor Florida Bancshares, Inc........................       5,200         118,846
 Harleysville Group, Inc...............................      11,800         320,193
 *Harmonic Lightwaves, Inc.............................       2,800          16,324
 *Harrahs Entertainment, Inc...........................       2,600         123,890
 Harris Corp...........................................      17,800         671,238
 Hartford Financial Services Group, Inc................       3,000         198,000
 Hasbro, Inc...........................................     229,000       3,503,700
 *Hastings Entertainment, Inc..........................       2,400          18,816
 *Hauppauge Digital, Inc...............................       1,600           3,216
 *Hawk Corp............................................         600           2,610
 *Hawthorne Financial Corp.............................       2,300          69,563
 HCC Insurance Holdings, Inc...........................      11,800         321,668
 *Health Management Systems, Inc.......................       4,500          15,120
 *Health Net Inc.......................................      18,000         521,100
 *Healthcare Services Group, Inc.......................         800          11,068
 *Healthsouth Corp.....................................     223,000       3,155,450
 *Hearst-Argyle Television, Inc........................      43,100       1,114,566
 *Hector Communications Corp...........................         200           2,580
 Heico Corp............................................       2,700          38,340
 *Heidrick & Struggles International, Inc..............       7,400         160,876
 Helmerich & Payne, Inc................................       9,900         378,180
 Herbalife International, Inc. Class A.................         400           7,692
 *Hercules, Inc........................................      76,500         963,135
 *Heritage Commerce Corp...............................         800           7,756
 *Herley Industries, Inc...............................         500          10,262
 *Hexcel Corp..........................................      36,700         171,756
 Hibernia Corp.........................................       1,900          38,133
 #Hilton Hotels Corp...................................      42,400         602,080
 *Hines Horticulture, Inc..............................       1,600           7,312
 *Hispanic Broadcasting Corp...........................       1,800          44,928
 HMN Financial, Inc....................................       3,600          71,046
 *HNC Software, Inc....................................      16,600         332,415
 Hollinger International, Inc. Class A.................      24,300         285,525
 *Hollywood Entertainment Corp.........................      15,400         298,067
 *#Hollywood Media Corp................................      20,000          47,900
 *Hologic, Inc.........................................       3,400          56,083
 *HomeStore.com, Inc...................................      41,300          85,284
 *Horizon Offshore, Inc................................       9,600          95,568
 Horton (D.R.), Inc....................................      55,170       1,352,768
 *Houston Exploration Co...............................      13,400         414,730
 *Hovnanian Enterprises, Inc. Class A..................      15,700         502,243
 *HPSC, Inc............................................         300           2,760
 *Hub Group, Inc. Class A..............................         500           5,185
 *Huffy Corp...........................................       2,500          18,750
                                                            SHARES           VALUE+
                                                            ------           ------
 Hughes Supply, Inc....................................      21,200    $    842,700
 *Human Genome Sciences, Inc...........................      69,700       1,202,673
 *Humana, Inc..........................................      94,100       1,432,202
 *Hunt (J.B.) Transport Services, Inc..................      25,000         683,125
 Huntington Bancshares, Inc............................       2,500          49,912
 *Hutchinson Technology, Inc...........................      22,300         352,228
 *#Hypercom Corp.......................................      22,800         141,360
 *i2 Technologies Inc..................................     177,400         701,617
 *i3 Mobile, Inc.......................................         100              88
 *#Ibis Technology Corp................................       1,600          14,464
 Idex Corp.............................................       8,500         322,150
 *IDT Corp.............................................      10,500         192,465
 *IDT Corp. Class B....................................       1,100          18,909
 *iGate Capital Corp...................................      20,600          95,069
 *IHOP Corp............................................       5,600         190,960
 Ikon Office Solutions, Inc............................     100,500         939,675
 *Image Entertainment, Inc.............................       5,000          10,150
 *Imation Corp.........................................      31,300         906,135
 IMC Global, Inc.......................................      20,700         290,214
 *IMCO Recycling, Inc..................................       3,900          41,028
 *Immersion Corp.......................................       4,200           8,610
 *Immunogen, Inc.......................................      16,500          66,907
 *Impco Technologies, Inc..............................       2,600          36,374
 *Incyte Genomics, Inc.................................      27,700         200,963
 Independence Community Bank Corp......................      30,300         948,238
 *InFocus Corp.........................................      15,500         181,582
 *Infonet Services Corp................................      30,100          64,715
 *Information Resources, Inc...........................      13,200         126,390
 *#InforMax, Inc.......................................       6,900           7,969
 *Inforte Corp.........................................         500           5,875
 Ingersoll-Rand Co., Ltd. Class A......................       1,800          90,630
 Ingles Market, Inc. Class A...........................       7,500          88,912
 *Ingram Micro, Inc....................................      67,600         973,440
 *Inhale Therapeutic Systems, Inc......................      21,400         156,755
 *Inktomi Corp.........................................      69,200         122,484
 *Innotrac Corp........................................         800           4,272
 *Innovex, Inc.........................................       4,500          26,955
 *Input/Output, Inc....................................      25,100         225,900
 *Insignia Financial Group, Inc........................      16,500         160,380
 *inSilicon Corp.......................................       4,900          13,695
 *Insmed, Inc..........................................      28,600          50,193
 *Inspire Pharmaceuticals, Inc.........................       5,100          14,866
 *Insurance Auto Auctions, Inc.........................       6,900         133,170
 *IntegraMed America, Inc..............................         200           1,555
 *Integrated Electrical Services, Inc..................      35,100         193,050
 *Integrated Silicon Solution, Inc.....................      10,100         119,735
 *Integrity, Inc.......................................       1,600          11,208
 *Intelligent Systems Corp.............................         400           1,260
 *Interactive Data Corp................................       2,200          37,499
 Interface, Inc. Class A...............................      34,300         310,758
 *Intergraph Corp......................................      40,200         697,671
 *Interland, Inc.......................................      82,300         255,130
 *Interlink Electronics, Inc...........................       1,800           9,666
 *Interlott Technologies, Inc..........................         500           3,150
 Intermet Corp.........................................       3,600          38,286
 *Internap Network Services Corp.......................       2,000             850
 *International Multifoods Corp........................       8,000         211,920
 International Paper Co................................     206,512       8,900,667
 *International Speciality Products, Inc...............      48,800         407,480
 International Speedway Corp. Class A..................       1,000          40,805

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Internet Pictures Corp...............................       1,700    $      3,272
 *Interphase Corp......................................       1,100           4,598
 Interpool, Inc........................................       4,500         106,200
 *Interstate National Dealers Services, Inc............         300           1,404
 *#InterVoice-Brite, Inc...............................      20,400          64,668
 *Interwoven, Inc......................................      41,300         153,429
 *Intest Corp..........................................         600           4,296
 *Invitrogen Corp......................................      30,600       1,075,590
 *Invivo Corp..........................................         300           3,890
 *Iomega Corp..........................................      26,600         335,160
 *Ionics, Inc..........................................      11,900         288,932
 *Iron Mountain, Inc...................................         300           9,300
 Isco, Inc.............................................         400           3,740
 *ITLA Capital Corp....................................         400          11,920
 *ITXC Corp............................................      20,400         117,708
 *#iVillage, Inc.......................................      13,000          23,530
 *J & J Snack Foods Corp...............................       1,700          61,897
 *J Net Enterprises, Inc...............................         600             450
 *Jaco Electronics, Inc................................       1,400           8,393
 *Jakks Pacific, Inc...................................       8,300         150,604
 *JDA Software Group, Inc..............................       2,100          55,650
 *JDS Uniphase Corp....................................     961,700       3,380,376
 Jefferies Group, Inc..................................      11,400         536,256
 JLG Industries, Inc...................................      24,300         335,340
 *JLM Industries, Inc..................................         600             855
 *JNI Corp.............................................       8,100          37,463
 *Johnson Outdoors, Inc................................         500           9,348
 *Jos. A. Bank Clothiers, Inc..........................       1,100          22,204
 *Joy Global, Inc......................................      15,800         237,869
 *Jupiter Media Metrix, Inc............................       1,800             531
 *K2, Inc..............................................       5,400          45,090
 *Kadant, Inc..........................................       5,657          90,229
 *Kaiser Aluminum Corp.................................      15,400           1,848
 Kaman Corp. Class A...................................      10,000         170,150
 *Kansas City Southern Industries, Inc.................      29,300         485,501
 KB Home Corp..........................................       1,000          51,530
 *Keith Companies, Inc.................................       2,400          37,680
 Kellwood Co...........................................      95,900       2,857,820
 Kelly Services, Inc...................................       3,600          93,834
 *Kendle International, Inc............................       5,200          64,090
 Kennametal, Inc.......................................      27,400       1,098,740
 *Kennedy-Wilson, Inc..................................         900           4,896
 Kerr-McGee Corp.......................................         546          31,717
 *Key Energy Group, Inc................................      51,500         566,500
 *Key Production Co., Inc..............................       5,400          97,848
 *#Key3Media Group, Inc................................       9,000           9,450
 KeyCorp...............................................     100,000       2,730,000
 *Keystone Automotive Industries, Inc..................       4,700          93,483
 *kforce.com, Inc......................................       9,176          50,789
 Kimball International, Inc. Class B...................       4,900          81,953
 *Kindred Healthcare, Inc..............................       7,900         350,010
 Knight Ridder, Inc....................................       1,700         111,911
 *Knight Trading Group, Inc............................      77,000         489,335
 *Koala Corp...........................................         300             368
 *Korn/Ferry International.............................      17,000         182,240
 Kraft Foods, Inc......................................      71,700       3,083,817
 *K-Tron International, Inc............................         200           3,004
 *Labor Ready, Inc.....................................       6,700          59,496
 *Labranche & Co., Inc.................................      13,000         343,200
 *LaCrosse Footwear, Inc...............................         400           1,158
 *Ladish Co., Inc......................................       3,000          32,415
                                                            SHARES           VALUE+
                                                            ------           ------
 Lafarge Corp..........................................      54,900    $  2,300,310
 *Lakes Gaming, Inc....................................         800           6,012
 *Lamar Advertising Co.................................       1,700          73,126
 *Lamson & Sessions Co.................................      13,100          64,190
 *Lancer Corp..........................................         700           4,305
 *Landair Corp.........................................         300           4,616
 Landamerica Financial Group, Inc......................      12,100         392,040
 *Landec Corp..........................................       3,300          13,959
 Landrys Seafood Restaurants, Inc......................      11,400         289,560
 *Lantronix, Inc.......................................       8,900           9,034
 *Large Scale Biology Corp.............................       6,200           8,184
 *Laser Pacific Media Corp.............................       1,400           3,815
 *Latitude Communications, Inc.........................       5,900          12,154
 *Lattice Semiconductor Corp...........................      59,900         643,925
 *Layne Christensen Co.................................         800           7,944
 *Lazare Kaplan International, Inc.....................         500           3,875
 La-Z-Boy, Inc.........................................         600          16,800
 *LCC International, Inc. Class A......................       2,400           5,580
 *Lear Corp............................................      56,700       2,620,674
 Leggett and Platt, Inc................................       1,800          47,376
 Lehman Brothers Holdings, Inc.........................       3,000         183,000
 Lennar Corp...........................................      17,200         941,184
 Lennox International, Inc.............................      45,700         758,620
 *#Level 3 Communications, Inc.........................     241,800       1,089,309
 *#Level 8 Systems, Inc................................       2,900           2,625
 *Lexent, Inc..........................................       9,100          17,518
 *Liberate Technologies, Inc...........................      83,100         346,527
 *Liberty Media Corp...................................   1,491,300      17,970,165
 *LightPath Technologies, Inc..........................      21,300          25,986
 Lincoln National Corp.................................      72,300       3,240,486
 *#Lipid Sciences, Inc.................................         500           2,175
 *Lithia Motors, Inc. Class A..........................       1,600          40,960
 *LLX Resorts, Inc.....................................         200           1,420
 *LMI Aerospace, Inc...................................         600           3,096
 LNR Property Corp.....................................      24,800         870,480
 Lockheed Martin Corp..................................     133,500       8,283,675
 Loews Corp............................................     175,000       9,992,500
 *Logility, Inc........................................       1,000           3,120
 Lone Star Steakhouse & Saloon, Inc....................      40,900         868,716
 *Lone Star Technologies, Inc..........................      11,300         271,200
 Longs Drug Stores Corp................................      18,400         562,488
 Longview Fibre Co.....................................      30,800         308,000
 Louisiana-Pacific Corp................................     130,100       1,372,555
 *LSI Logic Corp.......................................       3,100          35,340
 *Luby's Cafeterias, Inc...............................       8,900          62,211
 *Lucent Technologies, Inc.............................   1,972,600       9,172,590
 *Lydall, Inc..........................................       4,800          73,680
 Lyondell Chemical Co..................................      64,400       1,057,448
 *M & F Worldwide Corp.................................       1,500           6,900
 *Mac-Gray Corp........................................         500           1,925
 *Mackie Designs, Inc..................................         700           2,720
 *Madden (Steven), Ltd.................................         800          13,584
 *Made2Manage Systems, Inc.............................         300           1,305
 *Magellan Health Services, Inc........................      38,700         206,658
 *Magna Entertainment Corp.............................       7,300          56,648
 *Magnetek, Inc........................................      16,000         185,600
 *Mail-Well, Inc.......................................      32,500         173,875
 *Management Network Group, Inc........................       7,000          19,845
 *Mandalay Resort Group................................      39,500       1,287,700
 *Manor Care, Inc......................................      29,800         771,820
 *Manufacturers' Services Ltd..........................       7,600          38,988
 *#Manugistic Group, Inc...............................      19,400         151,999

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Marathon Oil Corp.....................................      83,400    $  2,286,828
 Marcus Corp...........................................       4,800          69,600
 *Marimba, Inc.........................................       7,200          13,248
 *MarineMax, Inc.......................................       6,300          75,915
 *MarketWatch.com, Inc.................................       4,900          24,378
 *MarkWest Hydrocarbon, Inc............................         600           4,620
 Massey Energy Co......................................      68,200         893,420
 *Mastec, Inc..........................................      21,500         172,000
 *Matec Corp...........................................         300           1,380
 *Material Sciences Corp...............................       3,900          47,970
 *Matrix Bancorp, Inc..................................         500           6,285
 *Matrix Service Co....................................       2,000          18,930
 *Mattson Technology, Inc..............................      17,000         134,555
 *Maxcor Financial Group, Inc..........................       3,700          23,292
 *Maxim Pharmaceuticals, Inc...........................       7,000          28,315
 *Maxtor Corp..........................................     139,600         739,880
 *Maxwell Shoe Company, Inc............................         900          12,240
 *Maxwell Technologies, Inc............................       1,900          22,610
 *Maxxam, Inc..........................................       2,500          29,000
 *Maxygen, Inc.........................................      14,300         145,074
 MBIA, Inc.............................................      64,950       3,644,345
 McGrath Rent Corp.....................................         500          13,705
 *MCSI, Inc............................................       9,800         126,959
 MDC Holdings, Inc.....................................      12,947         576,271
 *Meade Instruments Corp...............................      16,000          93,920
 MeadWestavco Corp.....................................     155,099       4,894,924
 *#Measurement Specialties, Inc........................       2,700          18,765
 *Medarex, Inc.........................................      32,500         326,138
 *#Media Arts Group, Inc...............................       3,100          12,834
 Media General, Inc. Class A...........................       4,300         279,973
 *MEEMIC Holdings, Inc.................................         500          14,073
 *MEMC Electronic Materials, Inc.......................       3,200          24,640
 *Mercator Software, Inc...............................       8,900          21,316
 *Mercury Air Group, Inc...............................         500           2,363
 *Meridian Resource Corp...............................      12,600          43,092
 *Merrimac Industries, Inc.............................         200           2,200
 *Mesa Air Group, Inc..................................      12,000         120,600
 *Mesaba Holdings, Inc.................................       6,100          41,907
 *Meta Group, Inc......................................       2,900           7,468
 *MetaSolv Software, Inc...............................      29,100         131,096
 MetLife, Inc..........................................     294,300       9,779,589
 #Metris Companies, Inc................................      15,100         222,272
 *Metro-Goldwyn-Mayer, Inc.............................      36,000         585,000
 *Metrologic Instruments, Inc..........................       3,000          20,835
 *Metromedia International Group, Inc..................       3,400             204
 *MGM Grand, Inc.......................................      91,900       3,463,711
 MI Schottenstein Homes, Inc...........................       1,600         102,480
 *Michael Anthony Jewelers, Inc........................         400           1,160
 *Michaels Stores, Inc.................................      30,800       1,338,260
 *Micro Linear Corp....................................       4,200          14,910
 *Midas, Inc...........................................       5,500          74,140
 *Middleby Corp........................................         600           4,608
 Midland Co............................................       1,000          47,900
 *Midwest Express Holdings, Inc........................       5,400          97,254
 MIIX Group, Inc.......................................       3,900           5,850
 Milacron, Inc.........................................      23,600         295,000
 Millennium Chemicals, Inc.............................      46,550         663,338
 *Miller Industries, Inc...............................       8,700          32,190
 Mine Safety Appliances Co.............................       1,300          58,396
 *MIPS Technologies, Inc...............................       7,900          56,169
 *MIPS Technologies, Inc., Class B.....................       4,130          27,754
 *Mirant Corp..........................................     222,100       2,109,950
                                                            SHARES           VALUE+
                                                            ------           ------
 *Mission Resources Corp...............................      19,600    $     43,022
 *Mississippi Chemical Corp............................       7,900          11,218
 *Mitcham Industries, Inc..............................       2,700          10,881
 *Mobile Mini, Inc.....................................       5,900         111,746
 *Mobius Management Systems, Inc.......................       1,300           3,764
 *Modtech Holdings, Inc................................       2,800          30,716
 *Mondavi (Robert) Corp. Class A.......................       4,800         172,680
 *Monro Muffler Brake, Inc.............................         600          13,167
 Mony Group, Inc.......................................      41,500       1,443,370
 *Moog, Inc. Class A...................................       3,450         105,053
 Motorola, Inc.........................................      30,800         492,492
 *MPS Group, Inc.......................................      53,600         442,736
 *MRV Communications, Inc..............................      34,700          49,795
 *MSC Software Corp....................................         800           8,320
 *Mueller Industries, Inc..............................      15,700         520,298
 *Multex.com, Inc......................................       8,500          27,668
 *M-Wave, Inc..........................................       1,200           5,406
 *Nabi Biopharmaceuticals..............................      16,200          95,742
 Nacco Industries, Inc. Class A........................       7,300         500,415
 *Nanogen, Inc.........................................       6,500          19,858
 *Nanometrics, Inc.....................................       1,400          23,765
 *Napco Security Systems, Inc..........................         200           1,324
 *Nashua Corp..........................................         400           2,640
 *National Equipment Services, Inc.....................       3,100          10,230
 *National Information Consortium, Inc.................       8,000          30,320
 National Presto Industries, Inc.......................       3,700         115,625
 *National RV Holdings, Inc............................       3,300          36,168
 *National Semiconductor Corp..........................       5,000         153,500
 *National Steel Corp. Class B.........................         400              64
 *National Western Life Insurance Co. Class A..........         900          99,918
 *#NationsRent, Inc....................................       9,900             545
 Nationwide Financial Services, Inc....................       1,900          81,985
 *Natrol, Inc..........................................         900           1,256
 *Nautica Enterprises, Inc.............................      14,900         193,849
 *Navigant International, Inc..........................       6,200          93,620
 *Navigators Group, Inc................................         600          15,945
 #Navistar International Corp..........................      26,000         923,260
 *NCI Building Systems, Inc............................      14,800         303,400
 *#NCO Group, Inc......................................      11,800         296,947
 *Neiman Marcus Group, Inc.............................      13,700         506,900
 *#Neoforma, Inc.......................................       8,200         117,178
 *NeoMagic Corp........................................       7,300          21,353
 *NEON Systems, Inc....................................         700           3,546
 *Neorx Corp...........................................       5,800          15,283
 *Net2Phone, Inc.......................................      11,300          60,455
 *Netegrity, Inc.......................................      14,200         101,104
 *NetIQ Corp...........................................      30,100         696,966
 *Netopia, Inc.........................................       4,800          18,120
 *NetRatings, Inc......................................      13,900         155,819
 *Netro Corp...........................................      19,000          45,030
 *Netscout System, Inc.................................       3,000          24,915
 *NetSolve, Inc........................................       3,200          22,864
 *Network Associates, Inc..............................      12,000         232,200
 *Network Equipment Technologies, Inc..................       7,400          42,032
 New Century Financial Corp............................       7,600         205,808
 *New Focus, Inc.......................................      47,300         145,448
 *New Horizons Worldwide, Inc..........................         700           7,490
 *Newfield Exploration Co..............................      23,900         861,834
 Newmont Mining Corp...................................       2,294          71,596
 *Newpark Resources, Inc...............................       4,000          31,440

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Newport Corp..........................................      17,900    $    315,846
 *NMS Communications Corp..............................      20,500          72,878
 *Nobel Learning Communities, Inc......................         400           2,466
 Noble Energy, Inc.....................................      18,700         713,592
 Nordstrom, Inc........................................       1,900          46,778
 Norfolk Southern Corp.................................     339,800       7,193,566
 *Nortek, Inc..........................................       9,500         408,595
 Northrop Grumman Corp.................................      30,000       3,639,300
 *Northwest Airlines Corp..............................      73,300       1,226,676
 Northwest Bancorp, Inc................................       2,300          33,695
 *Northwest Pipe Co....................................         500          10,075
 *Novell, Inc..........................................     205,000         701,100
 *Novoste Corp.........................................       4,300          28,359
 *NS Group, Inc........................................      52,600         449,730
 *#NTELOS, Inc.........................................       5,100           7,166
 *Nu Horizons Electronics Corp.........................       5,000          44,075
 *#Nucentrix Broadband Networks, Inc...................         200             648
 Nucor Corp............................................       1,200          80,004
 *Nuevo Energy Co......................................       7,700         120,813
 *Nutraceutical International Corp.....................       2,200          15,147
 *O.I. Corp............................................         200             985
 *#Oakwood Homes Corp..................................       2,800          19,824
 *OAO Technology Solutions, Inc........................       7,000          12,705
 *Obie Media Corp......................................         400           1,252
 Occidental Petroleum Corp.............................       1,000          29,860
 OceanFirst Financial Corp.............................       2,400          50,256
 *Ocwen Financial Corp.................................      60,400         398,640
 *Office Depot, Inc....................................     215,300       3,935,684
 *#Officemax, Inc......................................      50,700         358,956
 *Official Payments Corp...............................       6,600          19,569
 *Offshore Logistics, Inc..............................      16,400         345,794
 *Ohio Casualty Corp...................................      40,500         847,058
 *Old Dominion Freight Lines, Inc......................         200           2,795
 Old Republic International Corp.......................      45,100       1,497,320
 *Olympic Steel, Inc...................................       2,500          13,763
 *Omega Protein Corp...................................       2,500          10,250
 Omnicare, Inc.........................................      64,800       1,819,584
 *On Command Corp......................................       1,600           5,000
 Oneida, Ltd...........................................       2,300          41,630
 *Ontrack Data International, Inc......................         700          10,532
 *Onyx Acceptance Corp.................................         400           1,890
 *Onyx Pharmacueticals, Inc............................       5,600          40,068
 *Openwave Systems, Inc................................      88,500         534,540
 Opti, Inc.............................................         800           1,256
 *OraPharma, Inc.......................................       4,000          17,020
 *Orbital Sciences Corp................................      37,100         285,670
 *Orchid Biosciences, Inc..............................      10,700          15,622
 *Oregon Steel Mills, Inc..............................       9,400          52,640
 *Orleans Homebuilders, Inc............................         600           5,310
 *Osteotech, Inc.......................................       4,100          33,846
 *Overland Data, Inc...................................       2,800          36,106
 Overseas Shipholding Group, Inc.......................      24,100         537,671
 *Overture Services, Inc...............................       3,400          65,858
 *Owens-Illinois, Inc..................................      81,700       1,429,750
 *OYO Geospace Corp....................................         900          11,115
 Paccar, Inc...........................................       2,550         112,825
 *Pacific Mercantile Bancorp...........................       1,000           7,650
 *#Pacificare Health Systems, Inc......................      15,800         436,949
 *Packeteer, Inc.......................................       7,100          47,677
 *Pactiv Corp..........................................       1,800          41,706
 *PAM Transportation Services, Inc.....................         400           9,938
 *PanAmSat Corp........................................      85,700       2,108,649
                                                            SHARES           VALUE+
                                                            ------           ------
 *Panavision, Inc......................................         600    $      1,938
 *Pantry, Inc..........................................       1,300           5,265
 *Par Technology Corp..................................         600           3,252
 *#Paradyne Networks Corp..............................      10,500          35,018
 *Parallel Petroleum Corp..............................       5,400          15,255
 *Paravant, Inc........................................       7,200          26,100
 Park Electrochemical Corp.............................       3,000          88,950
 *Park Place Entertainment Corp........................     247,700       2,799,010
 *Parker Drilling Co...................................      38,200         163,496
 Parker-Hannifin Corp..................................       2,600         127,400
 *Park-Ohio Holdings Corp..............................       2,800          15,736
 *Parlex Corp..........................................       3,500          44,765
 *#Pathmark Stores, Inc................................      13,800         310,293
 *Patriot Transportation Holding, Inc..................         200           5,850
 *Paxar Corp...........................................      11,000         187,880
 *Paxson Communications Corp...........................       6,600          60,720
 *PC Connection, Inc...................................      10,300         100,580
 *PC Mall, Inc.........................................       2,300           9,614
 *PCD, Inc.............................................         600             690
 *PC-Tel, Inc..........................................       3,700          26,788
 *PDI, Inc.............................................       5,900         115,522
 Peabody Energy Corp...................................      34,900         989,066
 *Pediatrix Medical Group, Inc.........................       5,100         194,055
 *Pegasus Communications Corp. Class A.................      44,100          62,622
 *Pegasus Solutions, Inc...............................       9,200         135,378
 *Pegasystems, Inc.....................................       2,300          25,967
 Pelican Financial, Inc................................         300           3,450
 *#Pemstar, Inc........................................      12,800          19,904
 *Penn Traffic Co......................................       1,400          14,791
 *Penn Treaty American Corp............................      10,100          44,440
 Penney (J.C.) Co., Inc................................     235,400       5,757,884
 Penton Media, Inc.....................................      13,400          55,208
 #Pep Boys -- Manny, Moe & Jack........................      38,600         633,426
 PepsiAmericas, Inc....................................      72,600       1,154,340
 *Perrigo Co...........................................       2,700          37,814
 *Perry Ellis International, Inc.......................         500           8,383
 *Per-Se Technologies, Inc.............................       1,300          14,047
 *Petrocorp, Inc.......................................         900           8,595
 *Petroleum Development Corp...........................       4,900          31,409
 *PetSmart, Inc........................................      78,300       1,284,120
 PFF Bancorp, Inc......................................      15,000         505,350
 *Pharmacopeia, Inc....................................       8,800          98,164
 *Pharmacyclics, Inc...................................       4,000          18,860
 Phelps Dodge Corp.....................................      70,800       2,761,908
 Phillips Petroleum Co.................................       2,600         149,630
 Phillips-Van Heusen Corp..............................      10,900         171,130
 *Piccadilly Cafeterias, Inc...........................       2,100           7,455
 *Pico Holdings, Inc...................................       9,700         146,325
 Pier 1 Imports, Inc...................................      18,600         376,092
 Pilgrims Pride Corp. Class B..........................      23,000         333,960
 *Pinnacle Entertainment, Inc..........................      10,700         114,169
 *Pinnacle Systems, Inc................................      21,300         233,129
 *Pioneer Natural Resources Co.........................      50,700       1,223,391
 Pioneer Standard Electronics, Inc.....................      22,600         257,640
 Pittston Brink's Group................................      20,300         548,303
 PMI Group, Inc........................................      13,850       1,185,560
 Pogo Producing Co.....................................      25,000         790,500
 *#PolyMedica Corp.....................................       5,300         191,092
 *Polymer Group, Inc...................................         700              56
 Polyone Corp..........................................      33,200         384,456
 *Pomeroy Computer Resource, Inc.......................       5,300          79,209

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Pope & Talbot, Inc....................................       2,300    $     37,260
 Potlatch Corp.........................................      14,000         479,500
 *Power-One, Inc.......................................      41,500         373,085
 PPG Industries, Inc...................................         400          22,872
 *PRAECIS Pharmaceuticals, Inc.........................      18,600          63,054
 Precision Castparts Corp..............................      22,600         793,486
 *Premier Financial Bancorp............................         400           3,670
 Presidential Life Corp................................      16,200         358,749
 *Previo, Inc..........................................         500             893
 *#PRG-Schultz International, Inc......................      35,800         500,663
 *Price Communications Corp............................       4,265          74,339
 *#Pride International, Inc............................      78,700       1,526,780
 *Prime Hospitality Corp...............................      40,600         513,184
 *Prime Medical Services, Inc..........................       3,400          30,821
 *Proassurance Corp....................................      15,200         273,752
 *#Procom Technology, Inc..............................       6,700           8,174
 *Programmers Paradise, Inc............................         400             980
 *Prophet 21, Inc......................................         300           4,178
 *Protection One, Inc..................................      21,600          69,120
 *Proton Energy Systems, Inc...........................      22,800         104,082
 Providence & Worcester Railroad Co....................       1,500          13,350
 *Provident Financial Holdings, Inc....................         300           9,615
 *PSS World Medical, Inc...............................      64,000         528,320
 *PTEK Holdings, Inc...................................      19,500          96,915
 Pulte Homes Inc.......................................      31,111       1,687,150
 *PW Eagle, Inc........................................         500           3,498
 *QRS Corp.............................................       5,900          57,083
 *Quaker Fabric Corp...................................       5,800          75,661
 Quanex Corp...........................................      12,100         436,810
 *Quanta Services, Inc.................................      28,500         358,245
 Questar Corp..........................................      37,800       1,042,146
 *Quicklogic Corp......................................       6,900          31,223
 *Quintiles Transnational Corp.........................      66,700         948,141
 *Quovadx, Inc.........................................      15,500         108,267
 *Qwest Communications International, Inc..............     361,000       1,862,760
 Radian Group, Inc.....................................      43,304       2,351,407
 *Radio One, Inc.......................................      12,500         277,313
 *RadiSys Corp.........................................       6,300          82,215
 *Railamerica, Inc.....................................      23,700         247,428
 *Rainbow Technologies, Inc............................       6,200          36,425
 *Ralcorp Holdings, Inc................................       5,100         143,514
 *Range Resources Corp.................................      20,600         108,974
 *Rawlings Sporting Goods, Inc.........................       2,102          10,930
 *Raytech Corp.........................................       4,000          17,200
 Raytheon Co...........................................     299,100      13,220,220
 *RCM Technologies, Inc................................         800           4,136
 *#RCN Corp............................................      18,600          31,992
 *RDO Equipment Co. Class A............................         400           2,060
 *Read-Rite Corp.......................................      84,800         201,400
 *Recoton Corp.........................................       3,100           8,262
 *Redback Networks, Inc................................     127,500         264,563
 *Reebok International, Ltd............................      27,200         712,096
 Regal Beloit Corp.....................................       6,800         171,360
 *Regent Communications, Inc...........................      19,200         149,664
 Regions Financial Corp................................       3,000         108,150
 *Rehabilicare, Inc....................................         600           3,219
 #Reinsurance Group of America, Inc....................      12,400         389,236
 *Reliability, Inc.....................................         500           1,325
 Reliance Steel & Aluminum Co..........................       4,000         123,400
 *Remec, Inc...........................................      20,200         149,177
 *RemedyTemp, Inc......................................         400           6,936
                                                            SHARES           VALUE+
                                                            ------           ------
 *Rent-Way, Inc........................................      10,900    $    128,620
 *#Reptron Electronics, Inc............................         500           1,475
 *Republic Bankshares, Inc.............................         800          15,996
 *Republic First Bancorp, Inc..........................         500           3,283
 *Res-Care, Inc........................................      10,000          81,450
 *Resonate, Inc........................................       5,500          12,705
 *ResortQuest International, Inc.......................       5,000          32,000
 Resource America, Inc.................................      16,600         190,817
 *Respironics, Inc.....................................       6,200         214,923
 *Restoration Hardware, Inc............................       4,500          36,203
 *Rex Stores Corp......................................       4,250          68,893
 *RF Monolithics, Inc..................................         500           2,188
 Richardson Electronics, Ltd...........................      13,800         154,146
 Riggs National Corp...................................      20,200         303,303
 *#Rite Aid Corp.......................................     129,000         434,730
 *Riverstone Networks, Inc.............................       6,567          23,182
 *Riviera Holdings Corp................................         300           1,823
 RJ Reynolds Tobacco Holdings, Inc.....................      78,700       5,564,090
 RLI Corp..............................................       4,300         231,125
 Roadway Corp..........................................       3,500         112,088
 *Rock of Ages Co......................................         300           2,082
 Rock-Tenn Co. Class A.................................      13,800         256,404
 *Rocky Shoes & Boots, Inc.............................         300           1,961
 *Rofin-Sinar Technologies, Inc........................         800           8,256
 *Rogue Wave Software, Inc.............................       2,200           6,963
 Rohm & Haas Co........................................       1,000          37,680
 Rowan Companies, Inc..................................     125,500       3,225,350
 RPM, Inc..............................................      92,000       1,448,080
 *RSA Security, Inc....................................      24,400         140,178
 *RTI International Metals, Inc........................      18,800         213,380
 *Rush Enterprises, Inc................................         500           5,253
 Russ Berrie & Co., Inc................................      10,100         345,117
 Russell Corp..........................................      25,800         476,784
 *RWD Technologies, Inc................................       1,100           3,163
 *Ryans Family Steak Houses, Inc.......................      43,050         752,514
 Ryder System, Inc.....................................      83,000       2,481,700
 Ryerson Tull, Inc.....................................      20,900         226,765
 Ryland Group, Inc.....................................      11,000         594,000
 *S1 Corp..............................................      24,800         186,992
 *Sabre Holdings Corp..................................      28,875       1,137,675
 Safeco Corp...........................................     114,900       3,675,077
 *Safeguard Scientifics, Inc...........................      52,700         103,819
 Saint Paul Companies, Inc.............................      99,900       4,256,739
 *Saks, Inc............................................     129,550       1,808,518
 *#Salton, Inc.........................................       4,200          60,144
 *San Filippo (John B.) & Son, Inc.....................         400           2,804
 Sanders Morris Harris Group, Inc......................       1,100           6,628
 *Sandisk Corp.........................................      23,500         329,118
 *Sanmina Corp.........................................     200,376       2,311,337
 *Sapient Corp.........................................      46,800          68,796
 *Satcon Technology Corp...............................       4,100           7,401
 *Saucony, Inc. Class B................................         300           2,094
 *#SBA Communications Corp.............................      30,800          45,430
 *SBS Technologies, Inc................................       5,600          74,088
 *Schein (Henry), Inc..................................      16,900         837,987
 *Schlotzskys, Inc.....................................       1,400           6,629
 *Schuff Steel Co......................................         500           1,310
 Schulman (A.), Inc....................................      26,300         521,661
 Schweitzer-Maudoit International, Inc.................       8,100         230,121
 *SCM Microsystems, Inc................................       5,900          64,871
 SCPIE Holdings, Inc...................................         800           7,104
 *ScreamingMedia, Inc..................................       7,100          11,041

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Seaboard Corp.........................................       1,100    $    282,700
 Seacoast Financial Services Corp......................       7,600         177,194
 *#Seacor Smit, Inc....................................      12,550         611,185
 Sears, Roebuck & Co...................................     106,900       6,312,445
 *#Seitel, Inc.........................................      10,100          25,856
 *Selectica, Inc.......................................      13,800          49,611
 Selective Insurance Group, Inc........................      22,600         611,330
 *SEMX Corp............................................       1,200           1,464
 *Sequa Corp. Class A..................................       3,300         180,180
 *Sequa Corp. Class B..................................         900          53,100
 *Sequenom, Inc........................................      16,800          82,236
 *Service Corp. International..........................     178,300         738,162
 *Sharper Image Corp...................................       2,300          43,551
 *#Shaw Group, Inc.....................................      19,000         635,550
 Sherwin-Williams Co...................................       3,500         110,600
 *Shiloh Industries, Inc...............................       4,000           9,540
 *Shoe Carnival, Inc...................................       3,000          56,985
 *#Shop At Home, Inc...................................       8,000          24,240
 *Shopko Stores, Inc...................................      11,900         244,783
 *Sifco Industries, Inc................................         400           2,200
 *Signal Technology Corp...............................       2,900          25,114
 *Silicon Graphics, Inc................................      33,100          96,321
 *Silver Stream Software, Inc..........................       6,700          33,199
 *Sinclair Broadcast Group, Inc. Class A...............      43,800         649,335
 *#Sirius Satellite Radio, Inc.........................       1,000           3,985
 *Sitel Corp...........................................      13,200          34,320
 *Six Flags, Inc.......................................      63,100       1,013,386
 Skyline Corp..........................................       1,000          34,600
 *SL Industries, Inc...................................         400           2,960
 SLI, Inc..............................................       2,300           1,311
 *Smart & Final Food, Inc..............................       7,800          72,618
 Smith (A.O.) Corp.....................................      13,400         399,320
 Smith (A.O.) Corp. Convertible Class A................       2,200          68,200
 *Smithfield Foods, Inc................................      60,100       1,105,840
 *Smurfit-Stone Container Corp.........................     219,100       3,572,426
 *Software Spectrum, Inc...............................         200           7,333
 *Sola International, Inc..............................      10,100         120,998
 *Solectron Corp.......................................     508,200       4,106,256
 *Sonic Automotive, Inc................................      23,300         771,230
 *#Sonic Foundry, Inc..................................       7,200          10,440
 *#SONICblue, Inc......................................      82,200         116,724
 *SonicWALL, Inc.......................................      26,100         159,863
 *SoundView Technology Group, Inc......................      45,600          93,936
 *Source Information Management, Inc...................      11,400          53,694
 South Financial Group, Inc............................      26,300         599,246
 South Jersey Industries, Inc..........................       3,300         115,896
 *Southern Energy Homes, Inc...........................       2,700           5,940
 *Southern Union Co....................................      21,300         359,970
 *Southwestern Energy Co...............................      11,300         158,652
 Sovereign Bancorp, Inc................................     203,300       3,147,084
 *Spacelabs Medical, Inc...............................       2,000          28,380
 *Specialty Laboratories, Inc..........................       5,600          40,264
 *Spectrian Corp.......................................       2,200          28,556
 *Spectrum Control, Inc................................       3,500          23,993
 *SpeechWorks International, Inc.......................       8,500          34,298
 *#SpeedFam-IPEC, Inc..................................      25,000         109,375
 *Spherion Corp........................................      27,500         303,325
 Spiegel, Inc. Class A Non-Voting......................      31,500          48,038
 *Sport Chalet, Inc....................................         500           4,615
 *Sports Authority, Inc................................      11,900         153,153
                                                            SHARES           VALUE+
                                                            ------           ------
 *Sports Club Co., Inc.................................       1,300    $      3,283
 *SportsLine.Com, Inc..................................       9,000          11,475
 *SPS Technologies, Inc................................       6,000         219,660
 *SS&C Technologies, Inc...............................       1,100          13,552
 St. Joe Corp..........................................       1,900          60,819
 *Staar Surgical Co....................................       8,200          40,426
 *Stamps.com, Inc......................................      21,200          96,778
 StanCorp Financial Group, Inc.........................      14,300         839,124
 Standard Commercial Corp..............................       1,800          34,020
 *Standard Management Corp.............................         700           5,593
 *Standard Microsystems Corp...........................       7,300         166,404
 Standard Pacific Corp.................................      14,500         478,500
 Standard Register Co..................................      15,000         495,000
 *#StarMedia Network, Inc..............................         700              32
 Starwood Hotels and Resorts Worldwide, Inc............      59,800       2,116,322
 State Auto Financial Corp.............................      15,100         245,602
 Staten Island Bancorp, Inc............................      32,000         654,400
 *Steel Dynamics, Inc..................................      21,000         374,325
 Steelcase, Inc. Class A...............................      10,700         170,130
 *Steinway Musical Instruments, Inc....................         600          13,290
 *Stellent, Inc........................................      19,200         107,232
 Stepan Co.............................................       1,100          29,590
 *Sterling Financial Corp..............................       9,306         212,875
 Stewart & Stevenson Services, Inc.....................       9,700         163,106
 *Stewart Enterprises, Inc.............................      60,300         362,102
 *Stewart Information Services Corp....................      12,000         238,200
 *Stillwater Mining Co.................................      17,800         315,060
 *Stone Energy Corp....................................      12,300         506,145
 *Stoneridge, Inc......................................      10,900         171,675
 *StorageNetworks, Inc.................................      46,900          82,544
 *Stratasys, Inc.......................................         400           2,604
 *Strategic Distribution, Inc..........................         200           2,503
 *Stratos Lightwave, Inc...............................      30,600          63,342
 *Stratus Properties, Inc..............................         500           4,498
 Stride Rite Corp......................................      29,589         233,753
 *Suburban Lodges of America, Inc. Escrow Shares.......         900               0
 Sunoco, Inc...........................................      29,300       1,041,908
 *#Sunrise Assisted Living, Inc........................      10,100         295,021
 *Sunrise Telecom, Inc.................................      13,300          29,194
 *Supergen, Inc........................................       8,600          50,783
 *Superior Consultant Holdings Corp....................       2,500          13,613
 Supervalu, Inc........................................      99,200       2,993,856
 Susquehanna Bancshares, Inc...........................      10,400         249,340
 *Swift Energy Corp....................................      15,500         227,385
 *Swift Transportation, Inc............................       6,120         128,306
 *Switchboard, Inc.....................................       4,800          27,744
 SWS Group, Inc........................................       6,600         136,356
 *Sycamore Networks, Inc...............................     119,400         429,243
 *Sykes Enterprises, Inc...............................       3,600          34,092
 *Sylvan Learning Systems, Inc.........................      32,000         880,160
 Symbol Technologies, Inc..............................       2,850          24,425
 *Symmetricom, Inc.....................................       5,600          27,440
 *Syms Corp............................................       1,100           6,457
 *Systems & Computer Technology Corp...................      13,900         199,882
 *Tab Products Co......................................         400           2,160
 *Tanning Technology Corp..............................       6,500           7,930
 *Tarrant Apparel Group................................       1,100           6,144
 TB Woods Corp.........................................         900           7,610
 *TBA Entertainment Corp...............................         500           1,500

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *TBC Corp.............................................       9,400    $    147,345
 *TeamStaff, Inc.......................................       7,900          50,758
 *Tech Data Corp.......................................       6,100         245,739
 *TechTeam Global, Inc.................................       2,200          17,930
 Tecumseh Products Co. Class A.........................       2,600         120,913
 Tecumseh Products Co. Class B.........................       1,900          81,330
 Telephone & Data Systems, Inc.........................      34,000       2,577,200
 *Tellabs, Inc.........................................      50,000         483,500
 *Telular Corp.........................................       3,400          19,329
 Temple-Inland, Inc....................................      10,200         567,936
 *Tenet Healthcare Corp................................      50,500       3,762,250
 *Tenneco Automotive, Inc..............................      17,480         107,852
 *Terayon Communication Systems, Inc...................      27,300          77,805
 *Terex Corp...........................................      22,300         566,420
 *Terra Industries, Inc................................      78,000         159,120
 *Tesoro Petroleum Corp................................      27,700         195,285
 *Tetra Technologies, Inc..............................       5,600         138,320
 Texas Industries, Inc.................................      23,200         874,872
 *Thermo-Electron Corp.................................      52,245         959,218
 *TheStreet.com, Inc...................................       6,700          18,258
 *Third Wave Technologies..............................       9,600          26,736
 Thomas & Betts Corp...................................      73,600       1,605,952
 Thomas Industries, Inc................................         900          25,965
 *Thoratec Laboratories Corp...........................      46,700         444,584
 *Three-Five Systems, Inc..............................       9,600         115,200
 *Tickets.com, Inc.....................................       1,700           3,434
 Tidewater, Inc........................................       9,800         399,350
 *Tier Technologies, Inc. Class B......................       4,500          75,105
 Timken Co.............................................      54,000       1,209,600
 Titan International, Inc..............................       1,500           7,650
 *Titan Pharmaceuticals, Inc...........................       8,600          33,970
 *Titanium Metals Corp.................................      28,700         112,217
 *Todd Shipyards Corp..................................         700           9,870
 *Toll Brothers, Inc...................................      34,400       1,014,800
 Torchmark Corp........................................      18,800         758,768
 *Toreador Resources Corp..............................         500           2,110
 *Touch America Holdings, Inc..........................      33,400          99,198
 *Tower Automotive, Inc................................      29,200         375,220
 *Toys R Us, Inc.......................................     147,400       2,690,050
 *Trammell Crow Co.....................................      14,100         190,350
 *Trans World Entertainment Corp.......................      23,500         167,673
 *Transmeta Corp.......................................      55,100         130,587
 *Transmontaigne Oil Co................................      11,700          55,575
 *Transport Corp. of America...........................         500           3,513
 *Transpro, Inc........................................         500           3,005
 *Transtechnology Corp.................................         400           4,340
 *Transwitch Corp......................................      40,700          50,672
 *Transworld Healthcare, Inc...........................       1,200           7,200
 Tredegar Industries, Inc..............................       3,400          78,540
 Trenwick Group, Ltd...................................      11,800          94,046
 *Triad Guaranty, Inc..................................       5,600         265,328
 *Triad Hospitals, Inc.................................      13,562         612,867
 Tribune Co............................................      26,500       1,126,515
 *Trico Marine Services, Inc...........................      16,300         134,394
 *Trident Microsystems, Inc............................       3,200          23,440
 *Trigon Healthcare, Inc...............................       8,700         900,885
 #Trinity Industries, Inc..............................      24,800         465,000
 *#Tripath Technology, Inc.............................         133             149
 *Triumph Group........................................       4,400         195,360
 *Trover Solutions, Inc................................       2,800          14,910
 TRW, Inc..............................................     111,000       6,093,900
                                                            SHARES           VALUE+
                                                            ------           ------
 *Tufco Technologies, Inc..............................         300    $      1,827
 *Turnstone Systems, Inc...............................      29,100         113,199
 *Tweeter Home Entertainment Group, Inc................      16,000         270,880
 Tyco International, Ltd...............................       9,732         213,617
 Tyson Foods, Inc. Class A.............................     119,355       1,761,680
 *U.S. Concrete, Inc...................................       7,900          44,714
 U.S. Freightways Corp.................................       1,900          66,453
 *U.S. Industries, Inc.................................      54,700         219,894
 #UAL Corp.............................................      24,600         299,874
 *UbiquiTel, Inc.......................................      14,500          23,418
 *UICI.................................................      45,600         805,296
 *Ulticom, Inc.........................................      15,400         106,799
 *Ultrak, Inc..........................................         800           1,260
 *Ultratech Stepper, Inc...............................       3,000          48,150
 UMB Financial Corp....................................       9,870         468,381
 *Unifi, Inc...........................................      34,900         346,906
 Unifirst Corp.........................................       2,400          59,760
 *Uni-Marts, Inc.......................................         500           1,475
 *Union Acceptance Corp. Class A.......................         400           2,746
 Union Pacific Corp....................................     173,900      10,649,636
 Union Planters Corp...................................       2,000         100,340
 Unionbancal Corp......................................       1,000          49,040
 *Uniroyal Technology Corp.............................       1,800             918
 *Unisys Corp..........................................     145,600       1,665,664
 *Unit Corp............................................      15,400         287,364
 *United Auto Group, Inc...............................      14,900         392,466
 United Community Financial Corp.......................      34,000         288,320
 *United Online, Inc...................................      15,800         172,773
 *United Rentals, Inc..................................      58,800       1,372,392
 *United Retail Group, Inc.............................       1,000           8,875
 *United States Cellular Corp..........................      32,800       1,219,504
 United States Steel Corp..............................      40,200         825,708
 *#United Therapeutics Corp............................       7,700         117,964
 Unitrin, Inc..........................................       9,800         384,748
 *Unity Bancorp, Inc...................................       1,400          10,031
 *Universal American Financial Corp....................       3,500          25,218
 Universal Corp........................................       8,000         324,800
 Universal Forest Products, Inc........................      10,600         261,555
 *Universal Stainless & Alloy Products, Inc............       2,500          39,325
 *Unova, Inc...........................................      27,900         190,557
 UnumProvident Corp....................................      94,200       2,383,260
 *URS Corp.............................................      11,800         348,336
 *US Liquids, Inc......................................       4,700          11,985
 *US Oncology, Inc.....................................      82,300         713,130
 *US Xpress Enterprises, Inc. Class A..................         800           8,980
 *#USA Networks, Inc...................................       3,000          85,515
 *USA Truck, Inc.......................................       2,100          25,988
 Usec, Inc.............................................      72,600         543,774
 *#USG Corp............................................      21,700         134,106
 *VA Software Corp.....................................      11,200           9,912
 *Vail Resorts, Inc....................................      19,900         365,762
 #Valero Energy Corp...................................      22,300         880,850
 Valhi, Inc............................................      19,800         218,790
 *Value City Department Stores, Inc....................      13,200          48,708
 *ValueClick, Inc......................................      10,200          32,997
 *Vans, Inc............................................       8,000          78,120
 *Varco International, Inc.............................       4,500          91,035
 *Variagenics, Inc.....................................       5,800           8,555
 *Variflex, Inc........................................         300           1,343
 *Vascular Solutions, Inc..............................       1,900           3,601

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Vastera, Inc.........................................       9,800    $     59,878
 *VeriSign, Inc........................................      17,750         171,909
 *#Veritas DGC, Inc....................................      12,500         188,750
 *Veritas Software Co..................................           1              23
 *Verity, Inc..........................................      14,700         136,269
 *Vestcom International, Inc...........................         700           2,730
 *Viacom, Inc. Class A.................................      85,800       4,208,490
 *Viacom, Inc. Class B.................................     764,900      37,449,504
 *Viasat, Inc..........................................      11,300         106,559
 *Viasys Healthcare, Inc...............................       3,717          75,938
 *Vical, Inc...........................................       7,900          57,828
 *Vicon Industries, Inc................................         300           1,065
 *Video Display Corp...................................         300           2,145
 *Vignette Corp........................................     159,500         335,748
 Vintage Petroleum, Inc................................       6,100          71,065
 *Virage, Inc..........................................       2,000           2,790
 *ViroPharma, Inc......................................       5,800           9,483
 *Vishay Intertechnology, Inc..........................      78,711       1,933,142
 Visteon Corp..........................................     138,271       2,177,768
 *Vitesse Semiconductor, Inc...........................     118,300         594,458
 *Volt Information Sciences, Inc.......................       6,900         148,419
 Wabash National Corp..................................      21,100         201,505
 Wachovia Corp.........................................       6,232         239,122
 Wallace Computer Services, Inc........................      29,000         621,760
 Walter Industries, Inc................................       7,140         102,388
 *Waste Connections, Inc...............................       9,700         329,606
 *Waste Holdings, Inc..................................       1,000           7,475
 *WatchGuard Technologoes, Inc.........................       8,300          42,081
 Watsco, Inc. Class A..................................      17,700         304,440
 *#Watson Pharmaceuticals, Inc.........................      58,200       1,513,200
 Watts Industries, Inc. Class A........................       8,800         164,120
 Wausau-Mosinee Paper Corp.............................      35,200         470,976
 *WebMD Corp...........................................     160,400       1,046,610
 Wellman, Inc..........................................      28,600         471,900
 Werner Enterprises, Inc...............................      34,666         643,054
 Wesco Financial Corp..................................       1,110         342,990
 *West Marine, Inc.....................................       8,100         141,953
 *Westcoast Hospitality Corp...........................         900           6,651
 Westcorp, Inc.........................................      13,320         409,856
 *Westell Technologies, Inc............................      37,300          51,847
 *Westminster Capital, Inc.............................         600           1,860
 *Westport Resources Corp..............................       1,031          17,805
 Weyerhaeuser Co.......................................     148,500       9,726,750
 *WFS Financial, Inc...................................       9,100         273,228
 Whirlpool Corp........................................       1,300          92,820
 *Whitehall Jewellers, Inc.............................       1,000          21,410
 Whitney Holdings Corp.................................       5,850         208,465
 *#Wickes Lumber Co....................................         600             903
 *William Lyon Homes, Inc..............................      11,500         305,325
 *Williams Clayton Energy, Inc.........................       6,100          75,915
 #Williams Companies, Inc..............................         390           5,538
 *Williams Industries, Inc.............................         300           1,619
 *Willis Lease Finance Corp............................         600           2,787
 *Wilshire Oil Co. of Texas............................         600           2,820
 *Wilsons The Leather Experts, Inc.....................      13,300         198,104
 *Wind River Systems, Inc..............................       8,000          53,720
 *Wink Communications, Inc.............................       3,000           6,225
 Wintrust Financial Corp...............................         800          23,044
                                                            SHARES           VALUE+
                                                            ------           ------
 *Wire One Technologies, Inc...........................       6,600    $     18,315
 *Wireless Facilities, Inc.............................      17,600          84,480
 *Wiser Oil Co.........................................       2,700          12,420
 *WJ Communications, Inc...............................       5,900           9,971
 *Wolverine Tube, Inc..................................       4,000          33,800
 Woodward Governor Co..................................       4,800         289,584
 *Workflow Management, Inc.............................       3,500          11,988
 *World Acceptance Corp................................       3,200          26,464
 *Worldcom, Inc........................................   1,845,900       3,064,194
 *WorldQuest Networks, Inc.............................       1,700           4,675
 *Worldwide Restaurant Concepts, Inc...................       7,100          20,164
 Worthington Industries, Inc...........................      73,800       1,125,450
 *Xanser Corp..........................................       8,200          16,564
 *Xerox Corp...........................................     137,800       1,236,066
 *Xeta Corp............................................       2,800          12,110
 *#XM Satellite Radio Holdings, Inc....................      22,000         190,960
 *Yellow Corp..........................................      22,400         616,000
 York International Corp...............................      10,650         377,543
 *Zale Corp............................................      19,200         823,296
 *#Zapata Corp.........................................         200           5,820
 Zenith National Insurance Corp........................       8,000         253,760
 *#ZixIt Corp..........................................       3,300          14,685
 *Zoltek Companies, Inc................................       5,600          20,328
 *Zomax, Inc...........................................       8,600          40,893
 *Zonagen, Inc.........................................       2,700           4,347
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $775,869,223)..................................                 827,998,928
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Chiquita Brands International, Inc. Warrants
   03/19/09............................................       1,687          10,375
 *Orbital Science Corp. Warrants 08/31/04..............         213             935
 Seagate Tax Refund Rights.............................       2,700               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $43,939).......................................                      11,310
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (2.3%)
    Repurchase Agreement, PNC Capital Markets Inc.
      1.67%, 06/03/02 (Collateralized by FHLMC Notes
      7.00%, 02/15/03, valued at $19,909,553) to be
      repurchased at $19,617,730
      (Cost $19,615,000)...............................   $  19,615      19,615,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $795,528,162)++....                $847,625,238
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $796,870,749.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $847,625
Collateral for Securities Loaned............................    36,015
Receivables:
  Dividends and Interest....................................       720
  Investment Securities Sold................................         9
  Fund Shares Sold..........................................     1,101
Prepaid Expenses and Other Assets...........................        23
                                                              --------
    Total Assets............................................   885,493
                                                              --------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................    36,015
  Investment Securities Purchased...........................     3,953
Accrued Expenses and Other Liabilities......................       186
                                                              --------
    Total Liabilities.......................................    40,154
                                                              --------

NET ASSETS..................................................  $845,339
                                                              ========
Investments at Cost.........................................  $795,528
                                                              ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................         $  3,125
  Interest..................................................              122
  Income from Securities Lending............................               68
                                                                     --------
        Total Investment Income.............................            3,315
                                                                     --------
EXPENSES
  Investment Advisory Services..............................              805
  Accounting & Transfer Agent Fees..........................              141
  Custodian Fees............................................               38
  Legal Fees................................................                3
  Audit Fees................................................                4
  Shareholders' Reports.....................................                6
  Trustees' Fees and Expenses...............................                3
  Other.....................................................                5
                                                                     --------
        Total Expenses......................................            1,005
                                                                     --------
  NET INVESTMENT INCOME (LOSS)..............................            2,310
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....          (30,521)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            1,809
                                                                     --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................          (28,712)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(26,402)
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2002             2001
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................          $  2,310         $  6,367
  Net Realized Gain (Loss) on Investment Securities.........           (30,521)         (20,994)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................             1,809           29,797
                                                                      --------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           (26,402)          15,170
                                                                      --------         --------
Transactions in Interest:
  Contributions.............................................           222,798          402,901
  Withdrawals...............................................           (41,852)         (41,297)
                                                                      --------         --------
        Net Increase (Decrease) from Transactions in
          Interest..........................................           180,946          361,604
                                                                      --------         --------
        Total Increase (Decrease)...........................           154,544          376,774
NET ASSETS
  Beginning of Period.......................................           690,795          314,021
                                                                      --------         --------
  End of Period.............................................          $845,339         $690,795
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR       DEC. 14,
                                        ENDED         ENDED        ENDED       1998 TO
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,
                                        2002          2001         2000         1999
                                     -----------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of              N/A           N/A          N/A          N/A
  Period...........................
                                      --------      --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....         --            --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......         --            --           --           --
                                      --------      --------     --------     --------
  Total from Investment
    Operations.....................         --            --           --           --
                                      --------      --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............         --            --           --           --
  Net Realized Gains...............         --            --           --           --
                                      --------      --------     --------     --------
Total Distributions................        N/A           N/A          N/A          N/A
                                      --------      --------     --------     --------
Net Asset Value, End of Period.....        N/A           N/A          N/A          N/A
                                      ========      ========     ========     ========
Total Return.......................      (2.92)%#       8.30%        3.07%        4.27%#

Net Assets, End of Period
  (thousands)......................   $845,339      $690,795     $314,021     $126,004
Ratio of Expenses to Average Net
  Assets...........................       0.25%*        0.25%        0.26%        0.29%*
Ratio of Net Investment Income to
  Average Net Assets...............       0.58%*        1.17%        1.98%        1.66%*
Portfolio Turnover Rate............          8%*          11%          39%          10%*

--------------

*   Annualized

#   Non-annualized

N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-five series, of which The Tax-Managed U.S. Marketwide Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses will be deemed to have been "passed through" to its Feeder Funds.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................      $208,455
Sales.......................................................        30,830

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 183,529
Gross Unrealized Depreciation...............................       (132,775)
                                                                  ---------
  Net.......................................................      $  50,754
                                                                  =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million as long as total borrowings under the line of credit do not exceed $50 million in aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings under the line of credit with the domestic custodian bank by the Series during the six months ended May 31, 2002.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank during the six months ended May 31, 2002.

G. SECURITIES LENDING:

    As of May 31, 2002, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of May 31, 2002, the interest rate on the pooled cash account earned by the Series was 1.74%. The repurchase agreements within the pooled cash account mature on June 3, 2002. The value of securities on loan to broker/dealers, the cash collateral received from such broker/dealers, the value and cost of the Series' pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of May 31, 2002 were as follows:

                                              MARKET                        COST/VALUE OF
                                             VALUE OF        VALUE OF          POOLED       VALUE OF COLLATERAL
                                            SECURITIES    COLLATERAL AND    CASH ACCOUNT      FROM REPURCHASE
                                             ON LOAN      INDEMNIFICATION    INVESTMENT         AGREEMENTS
                                           ------------   ---------------   -------------   -------------------
The Tax-Managed U.S. Marketwide
  Value Series...........................  $32,340,291      $36,015,429      $36,015,629        $36,689,505